                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08743

                         Van Kampen Senior Income Trust
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas New York, New York 10020
 -------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas New York, New York 10020
 -------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end:   7/31

Date of reporting period:   7/31/04

Item 1. Reports to Shareholders.

The Trust's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Senior Income Trust performed during the annual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the trust's financial statements and a list of trust investments as of July 31, 2004.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE TRUST WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE TRUST IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE TRUST WILL DECLINE AND THAT THE VALUE OF THE TRUST SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS TRUST. PLEASE SEE THE PROSPECTUS FOR MORE COMPLETE INFORMATION ON INVESTMENT RISKS.

       AN INVESTMENT IN SENIOR LOANS IS SUBJECT TO CERTAIN RISKS SUCH AS LOAN DEFAULTS AND ILLIQUIDITY DUE TO INSUFFICIENT COLLATERAL BACKING.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 7/31/04

SENIOR INCOME TRUST
SYMBOL: VVR
-------------------------------------------
AVERAGE ANNUAL         BASED ON    BASED ON
TOTAL RETURNS            NAV        MARKET

Since Inception
(06/24/98)               5.20%       5.62%

5-year                   4.53%       6.14%

1-year                  11.62%      18.13%
-------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS, NET ASSET VALUE (NAV) AND COMMON SHARE MARKET PRICE WILL FLUCTUATE AND TRUST SHARES, WHEN TENDERED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The NAV per share is determined by dividing the value of the trust's portfolio securities, cash and other assets, less all liabilities, by the total number of common shares outstanding. The common share market price is the price the market is willing to pay for shares of the trust at a given time. Common share market price is influenced by a range of factors, including supply and demand and market conditions. Total return assumes an investment at the beginning of the period, reinvestment of all distributions for the period in accordance with the trust's dividend reinvestment plan, and sale of all shares at the end of the period.

Trust Report

FOR THE 12-MONTH PERIOD ENDED JULY 31, 2004

Van Kampen Senior Income Trust is managed by the Adviser's Senior Loans team, led by Howard Tiffen, Managing Director of the Adviser.(1)

MARKET OVERVIEW

The fiscal year ended July 31, 2004 was a highly favorable period for the senior-loan market. Strong fundamental factors worked in the market's favor:
Gross Domestic Product (GDP) growth topped 4 percent at an annual rate for three of the last four calendar quarters, inflation remained in check, and interest rates finally began to rise in early 2004. As the economy continued to improve, so too did corporate financial performance. Over the past few years, companies have had to become much more efficient in order to thrive in an era of lower prices and greater competition. Companies' gains in efficiency have led to considerable operating leverage, which has helped boost profits. These factors, coupled with improving credit quality and rising productivity, all contributed to the senior loan market's strong performance during the period.

Yield spreads in the senior-loan market (the yield differential between senior loans and short-term lending rates, such as LIBOR) continued to contract, reaching near-historic lows by the end of the reporting period. This narrowing of spreads enabled more companies to access the senior-loan market at very favorable terms. At the same time, demand for and inflows into senior loans continued to rise, particularly from institutional investors, as the asset class has gained growing recognition as a defensive investment. Significantly lower default rates also added to the attractiveness of the senior-loan market. As a result, investors readily absorbed the record amounts of new issues that came to market during the period, and demand and supply remained in equilibrium.

PERFORMANCE ANALYSIS

A closed-end fund's return can be calculated upon either the market price or the net asset value (NAV) of its shares. NAV per share is determined by dividing the value of the trust's portfolio securities, cash and other assets, less all liabilities, by the total number of common shares outstanding, while market price reflects the supply and demand for the shares. As a result, the two returns


TOTAL RETURN FOR THE 12-MONTH PERIOD ENDED JULY 31, 2004

--------------------------------------------------------------------------------
             BASED ON NAV                         BASED ON MARKET PRICE

                11.62%                                    18.13%
--------------------------------------------------------------------------------

Past performance is no guarantee of future results. Investment return, net asset value and common share market price will fluctuate and trust shares, when sold, may be worth more or less than their original cost. See Performance Summary for additional performance information.

(1)Team members may change without notice at any time.

can differ significantly, as they did during the reporting period. For the 12-months ended July 31, 2004, the trust returned 18.13 percent on a market-price basis, and 11.62 percent on an NAV basis.

We believe that the trust's strong performance is the result, in part, of our successfully working through the more challenging credits of the past--a process that can take up to two years to complete. It is also a reflection of our larger, experienced team of analysts and the thorough fundamental research they conduct, which we believe has led to better investment decisions. We continue to focus on identifying those companies that exhibit strong management, solid and predictable cash flows, and collateral that is sufficient to provide a healthy "second way out." This bottom-up security-selection process resulted in an emphasis on the cable, printing and publishing, and health-care sectors during the reporting period. We also identified some attractive opportunities in telecommunications, and we added slightly to the portfolio's holdings in this sector. The trust's allocation to hotels, motels and gaming also increased during the reporting period. This industry has been strong this year as consumers are generally traveling and spending more, and our analysis identified issuers that offered compelling returns with strong asset coverage.

The trust also benefited during the period from our use of leverage. This strategy involves borrowing at a short-term lending rate such as LIBOR and reinvesting the proceeds at a spread above that rate. We use leverage on an ongoing basis in an effort to enhance the trust's dividend, as it did during the reporting period. Our strategy entails less interest-rate risks than that inherent in more traditional leverage strategies, which involve borrowing at short-term rates and lending at long-term rates.

In an effort to limit risk, we continued to keep the trust broadly diversified, which helps enhance the portfolio's defensive characteristics. In addition, while we do not practice sector selection, we do avoid certain industries that have historically been poor performers in the senior-loan arena, such as fashion and retail.

Looking ahead, while growth in corporate profits may level off, we believe that absolute profitability and pricing power are likely to remain strong and that companies will be able to continue to generate free cash flow. For these reasons, we believe the environment for senior loans should continue to be quite favorable in the coming months. We will continue with our disciplined investment approach, seeking a relatively stable net asset value for the trust and attractive yields.

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 07/31/04
INDUSTRY                                  PERCENT OF TOTAL INVESTMENTS
Printing & Publishing                                                7.7%
Broadcasting--Cable                                                  7.1
Hotels, Motels, Inns & Gaming                                        6.8
Beverage, Food & Tobacco                                             6.8
Entertainment & Leisure                                              6.4
Chemicals, Plastics & Rubber                                         5.5
Containers, Packaging & Glass                                        5.1
Medical Products & Services                                          4.9
Telecommunications--Wireless                                         3.9
Healthcare                                                           3.8
Automotive                                                           3.7
Ecological                                                           3.1
Electronics                                                          2.9
Retail--Stores                                                       2.6
Buildings & Real Estate                                              2.3
Utilities                                                            2.2
Aerospace/Defense                                                    2.2
Natural Resources                                                    1.8
Construction Material                                                1.5
Finance                                                              1.3
Insurance                                                            1.3
Home & Office Furnishings, Housewares & Durable Consumer
Products                                                             1.3
Transportation--Personal                                             1.2
Telecommunications--Local Exchange Carriers                          1.1
Healthcare & Beauty                                                  1.1
Non-Durable Consumer Products                                        1.0
Personal & Miscellaneous Services                                    0.9
Retail--Oil & Gas                                                    0.9
Retail--Specialty                                                    0.8
Diversified Manufacturing                                            0.7
Broadcasting--Diversified                                            0.7
Machinery                                                            0.7
Transportation--Cargo                                                0.6
Business Equipment                                                   0.5
Farming & Agriculture                                                0.5
Pharmaceuticals                                                      0.4
Broadcasting--Radio                                                  0.4
Telecommunications--Long Distance                                    0.4
Grocery                                                              0.4
Mining, Steel, Iron & Non-Precious Metals                            0.4
Broadcasting--Television                                             0.3
Education & Child Care                                               0.2
Transportation--Rail Manufacturing                                   0.1
                                                                ---------
Total Long-Term Investments                                         97.5%
Short-Term Investments                                               2.5
                                                                ---------
Total Investments                                                  100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the industries shown above. All percentages are as a percentage of total investments. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen trust provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the trust's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semiannual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Van Kampen also delivers the semiannual and annual reports to trust shareholders, and makes these reports available on its public web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public web site, each trust files a complete schedule of portfolio holdings with the SEC for the trust's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       In addition to filing a complete schedule of portfolio holdings with the SEC each fiscal quarter, each Van Kampen trust makes portfolio holdings information available by periodically providing the information on its public web site, www.vankampen.com. Each Van Kampen trust provides a complete schedule of portfolio holdings on the public web site on a calendar-quarter basis approximately 30 days after the close of the calendar quarter. Furthermore, each Van Kampen trust provides partial lists of its portfolio holdings (such as top 10 or top 15 trust holdings) to the public web site each with a delay of approximately 15 days.

       You may obtain copies of a trust's fiscal quarter filings, or its monthly or calendar-quarter web site postings, by contacting Van Kampen Client Relations at 1-800-847-2424.

PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

       The trust's policies and procedures with respect to the voting of proxies relating to the trust's portfolio securities and information on how the trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 1-800-847-2424 or by visiting our web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

INVESTMENT POLICY CHANGES

       At a meeting held on May 26, 2004, the Board of Trustees approved changes to certain of the Trust's investment policies in order to expand the investment options available to the Trust as the Trust seeks to achieve its investment objective of high level of current income, consistent with preservation of capital. The Trust's investment policy of investing at least 80% of its total assets in senior loans remains unchanged. The changes to the Trust's investment policies are as follows:

       1. The Trust may now invest up to 5% of its total assets in senior loans or other assets which are denominated in non-U.S. dollars;

       2. The Trust's investments in senior loans now may also include up to 5% of its total assets in senior debt obligations that are in the form of notes in addition to investments in loan agreements, participations and assignments;

       3. The Trust's investment policy of investing up to 20% of its total assets in warrants, equity securities and junior debt acquired in connection with the Trust's investments in senior loans has been expanded so that the Trust may invest up to 20% of its total assets in junior debt securities directly and not necessarily in connection with an investment in senior loans and the Trust may also invest in warrants and equity securities directly provided that the Trust must own or acquire a senior loan of the same issuer;

       4. The Trust's ability to invest up to 5% of its total assets in structured notes has been clarified to include credit-linked notes and other types of structured investments (referred to collectively as "structured products"). A structured note is a derivative security that has one or more special features, such as an interest rate based on a spread over an index or a benchmark interest rate or other reference indicator, that may or may not correlate to the total rate of return on one or more underlying investments (such as senior loan interests) referenced in such notes. A credit-linked note is a derivative instrument that is a synthetic obligation between two or more parties where the payment of principal and/or interest is based on the performance of some obligation (a reference obligation). Generally, investments in structured products are interests in entities organized and operated for the purpose of restructuring the investment characteristics of underlying investment interests or securities. This generally involves the deposit or purchase of the underlying investments (such as senior loan interests) and the issuance of one or more classes of securities backed by or representing interests in, the underlying investments or referencing an indicator related to such underlying investments. The cash flow or rate of return on the underlying investments may be apportioned among the newly issued classes of securities to create different investment characteristics, such as varying maturities, credit quality, payment priorities and interest rate provisions. The cash flow or rate of return on a structured product may be determined by applying a multiplier to the rate of total return on the underlying investments or referenced indicator. Application of a multiplier is comparable to the use of financial leverage, a speculative technique. Leverage magnifies the potential for gain or the risk of loss. As a result, a relatively small decline in the value of the underlying investments or referenced indicator could result in a relatively large loss in the value of the structured product. Holders of structured products bear risks of the underlying index or reference obligation and are subject to counterparty risk. Structured products where the rate of return is determined by reference to a Senior Loan will be treated as senior loans for the purposes of complying with the Trust's policy of normally investing at least 80% of its total assets in senior loans; and

       5. The Trust's ability to invest up to 20% of its total assets in high quality, short-term debt securities with remaining maturities of one year or less has been expanded so that the Trust may also invest in Treasury Inflation Protected Securities ("U.S. TIPS") and other inflation-indexed bonds issued by the U.S. government, its agencies or instrumentalities (and such U.S. TIPS and other inflation--indexed bonds may have any maturity). U.S. TIPS are fixed income securities issued by the U.S. Department of the Treasury, the principal amounts of which are adjusted daily based upon changes in the rate of inflation (currently represented by the non-seasonally adjusted Consumer Price Index for All Urban Consumers. The Trust may purchase U.S. TIPS of other inflation-indexed bonds of any maturity. U.S. TIPS pay interest on a periodic basis, equal to a fixed interest rate applied to the inflation-indexed principal amount. The interest on these bonds is fixed at issuance, but over the life of the bond, this interest may be paid on an increasing or decreasing principal value that has been adjusted for inflation. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed even during a period of deflation. However, because the principal amount of U.S. TIPS would be adjusted downward during a period of deflation, the Trust will be subject to deflation risk with respect to its investments in these securities. In addition, the current market value of the bonds is not guaranteed, and will fluctuate. If the Trust purchases U.S. TIPS in the secondary market whose principal values have been adjusted upward due to inflation since issuance, the Trust may experience a loss if there is a subsequent period of deflation. If inflation is lower than expected during the period the Trust holds a U.S. TIPS, the Trust may earn less on the security than on a conventional bond. The Trust may invest in inflation-indexed securities issued by the U.S. government, its agencies and instrumentalities with other structures or characteristics as such securities become available in the market.

VAN KAMPEN SENIOR INCOME TRUST

PORTFOLIO OF INVESTMENTS -- JULY 31, 2004

                                          BANK LOAN
PRINCIPAL                                  RATINGS+
AMOUNT                                  --------------
(000)       BORROWER                    MOODY'S   S&P      STATED MATURITY*         VALUE
----------------------------------------------------------------------------------------------
            VARIABLE RATE** SENIOR LOAN INTERESTS  168.2%
            AEROSPACE/DEFENSE  3.9%
 $ 2,985    Anteon International Corp.,
            Term Loan (i).............. Ba3       BB           12/31/10         $    3,024,178
   4,988    ARINC, Inc., Term Loan..... Ba3       BB           03/10/11              5,056,078
   6,983    CACI International, Inc.,
            Term Loan (i).............. Ba2       BB           05/03/11              7,017,412
   5,930    DRS Technologies, Inc.,
            Term Loan.................. Ba3       BB-          11/04/10              5,987,924
   3,663    ILC Industries, Inc., Term
            Loan....................... NR        NR           08/05/10              3,727,302
  15,595    The Titan Corp., Term
            Loan....................... Ba3       BB-          06/30/09             15,676,152
   1,174    The Titan Corp., Revolving
            Credit Agreement........... Ba3       BB-          05/23/08              1,147,764
   6,979    Transdigm, Inc., Term
            Loan....................... B1        B+           07/22/10              7,077,990
   5,611    United Defense Industries,
            Inc., Term Loan............ Ba2       BB           08/13/09              5,663,779
   5,865    Vought Aircraft Industries,
            Inc., Term Loan............ Ba3       B+     12/31/06 to 06/30/08        5,930,795
                                                                                --------------
                                                                                    60,309,374
                                                                                --------------
            AUTOMOTIVE  6.2%
   2,766    AMCAN Consolidate
            Technologies, Inc., Term
            Loan....................... NR        NR           03/28/07              2,365,310
   7,105    Citation Corp., Term Loan
            (k)........................ NR        B-     12/01/05 to 12/01/07        6,297,072
     955    Eagle Picher Industries,
            Term Loan.................. B2        B+           08/07/09                963,492
  20,525    Federal-Mogul Corp., Term
            Loan (c)................... NR        NR     02/05/05 to 02/06/05       20,691,249
  15,187    Federal-Mogul Corp.,
            Revolving Credit Agreement
            (c)........................ NR        NR           02/05/05             15,148,890
  11,618    Goodyear Tire & Rubber Co.,
            Term Loan.................. B1        BB           03/31/06             11,796,027
   9,950    MetoKote Corp., Term Loan.. B1        B+           08/13/10             10,099,250
   4,800    Polypore, Inc., Term
            Loan....................... B1        B+           11/12/11              4,887,000
  12,687    Safelite Glass Corp., Term
            Loan....................... NR        NR           09/30/07             12,211,600
   3,483    Tenneco Automotive, Inc.,
            Term Loan.................. B1        B+           12/12/10              3,551,426

See Notes to Financial Statements                                              9

VAN KAMPEN SENIOR INCOME TRUST

PORTFOLIO OF INVESTMENTS -- JULY 31, 2004 continued

                                          BANK LOAN
PRINCIPAL                                  RATINGS+
AMOUNT                                  --------------
(000)       BORROWER                    MOODY'S   S&P      STATED MATURITY*         VALUE
----------------------------------------------------------------------------------------------
            AUTOMOTIVE (CONTINUED)
 $ 6,464    TRW Automotive, Inc., Term
            Loan....................... Ba2       BB+    02/28/09 to 02/28/11   $    6,574,222
   2,142    United Components, Inc.,
            Term Loan.................. B1        BB-          06/30/10              2,172,453
                                                                                --------------
                                                                                    96,757,991
                                                                                --------------
            BEVERAGE, FOOD & TOBACCO  11.8%
   3,860    Atkins Nutritionals, Inc.,
            Term Loan.................. NR        NR           10/29/09              3,792,450
   9,739    B & G Foods, Inc., Term
            Loan....................... B1        B            08/31/09              9,811,948
  12,142    Birds Eye Foods, Inc., Term
            Loan (i)................... B1        B+           06/30/08             12,307,254
   4,938    Burns Philp, Inc., Term
            Loan (i)................... B1        B+           02/20/09              5,005,391
   5,482    Commonwealth Brands, Inc.,
            Term Loan.................. NR        NR           08/28/07              5,577,948
   6,375    Constellation Brands, Inc.,
            Term Loan.................. Ba1       BB           11/30/08              6,474,042
  14,097    Dean Foods Co., Term Loan.. Ba1       BBB-         07/15/08             14,112,232
   6,834    Del Monte Corp., Term
            Loan....................... Ba3       BB-          12/20/10              6,941,570
   6,929    Doane Pet Care Co., Term
            Loan....................... B1        B-     03/31/05 to 12/29/06        6,972,581
     488    Doane Pet Care Co.,
            Revolving Credit
            Agreement.................. B1        B-           12/29/05                474,653
  15,020    Dole Food Co., Inc., Term
            Loan....................... Ba3       BB     09/28/08 to 07/21/10       15,146,037
  20,497    DS Waters Enterprises, LP,
            Term Loan.................. B1        B+           11/07/09             20,247,305
  17,770    Land O' Lakes, Inc., Term
            Loan....................... B1        B+           10/10/08             18,084,804
   4,987    Luigino's, Inc., Term
            Loan....................... B1        B+           04/02/11              5,068,547
   1,055    Mafco Worldwide Corp., Term
            Loan....................... NR        NR           03/31/06              1,044,362
   2,084    Merisant Co., Term Loan.... B1        B+           01/11/10              2,095,400
   5,970    Michael Foods, Inc., Term
            Loan....................... B1        B+           11/21/10              6,068,881
   4,500    Pierre Foods, Inc., Term
            Loan....................... B1        B+           06/30/10              4,557,659
  29,925    Pinnacle Foods, Inc., Term
            Loan....................... B1        BB-          11/25/10             30,364,538

 10                                            See Notes to Financial Statements

VAN KAMPEN SENIOR INCOME TRUST

PORTFOLIO OF INVESTMENTS -- JULY 31, 2004 continued

                                          BANK LOAN
PRINCIPAL                                  RATINGS+
AMOUNT                                  --------------
(000)       BORROWER                    MOODY'S   S&P      STATED MATURITY*         VALUE
----------------------------------------------------------------------------------------------
            BEVERAGE, FOOD & TOBACCO (CONTINUED)
 $ 5,962    Southern Wine & Spirits of
            America, Inc., Term Loan... NR        NR           07/02/08         $    6,034,911
   3,901    Swift & Co., Term Loan..... Ba2       BB           09/19/08              3,930,361
                                                                                --------------
                                                                                   184,112,874
                                                                                --------------
            BROADCASTING--CABLE  12.6%
   2,244    Cebridge Connections, Inc.,
            Term Loan.................. NR        NR           02/23/09              2,272,430
  78,000    Charter Communications
            Operating, LLC, Term Loan.. B2        B      04/27/10 to 04/27/11       76,957,807
   9,593    Frontiervision Operating
            Partners, LP, Term Loan
            (c)........................ NR        NR     09/30/05 to 03/31/06        9,607,130
   2,354    Frontiervision Operating
            Partners, LP, Revolving
            Credit Agreement (c)....... NR        NR           10/31/05              2,357,294
   4,676    Hilton Head Communications,
            LP, Term Loan (c).......... NR        NR           03/31/08              4,476,342
   7,300    Hilton Head Communications,
            LP, Revolving Credit
            Agreement (c).............. NR        NR           09/30/07              6,956,951
  18,408    Insight Midwest Holdings,
            LLC, Term Loan............. Ba3       BB+          12/31/09             18,707,892
   5,050    MCC Iowa, LLC, Term Loan... Ba3       BB+          09/30/10              5,109,575
   2,956    Mediacom Illinois, LLC,
            Term Loan.................. Ba3       BB+          12/31/08              2,985,749
   7,901    Mediacom Illinois, LLC,
            Revolving Credit
            Agreement.................. Ba3       BB+          06/30/08              7,605,011
   1,901    Mediacom Southeast, LLC,
            Term Loan.................. Ba3       BB+          09/30/08              1,924,962
   6,903    Mediacom Southeast, LLC,
            Revolving Credit
            Agreement.................. Ba3       BB+          03/31/08              6,626,711
  31,245    Olympus Cable Holdings,
            LLC, Term Loan (c)......... NR        NR     06/30/10 to 09/30/10       30,195,543
  10,871    Parnassos, LP, Term Loan
            (c)........................ NR        NR           06/30/07             10,754,317

See Notes to Financial Statements                                             11

VAN KAMPEN SENIOR INCOME TRUST

PORTFOLIO OF INVESTMENTS -- JULY 31, 2004 continued

                                          BANK LOAN
PRINCIPAL                                  RATINGS+
AMOUNT                                  --------------
(000)       BORROWER                    MOODY'S   S&P      STATED MATURITY*         VALUE
----------------------------------------------------------------------------------------------
            BROADCASTING--CABLE (CONTINUED)
 $ 4,753    Parnassos, LP, Revolving
            Credit Agreement (c)....... NR        NR           06/30/07         $    4,699,340
   4,461    Rainbow Media Holdings,
            Inc., Term Loan............ Ba2       BB+          03/31/09              4,480,289
                                                                                --------------
                                                                                   195,717,343
                                                                                --------------
            BROADCASTING--DIVERSIFIED  1.2%
   8,259    DirecTV Holdings, LLC, Term
            Loan....................... Ba2       BB           03/06/10              8,383,071
  10,000    Emmis Operating Co., Term
            Loan....................... Ba2       B+           11/10/11             10,121,090
                                                                                --------------
                                                                                    18,504,161
                                                                                --------------
            BROADCASTING--RADIO  0.7%
   7,711    Spanish Broadcasting
            System, Inc., Term Loan.... B1        B+           10/30/09              7,836,558
   3,500    Susquehanna Media Co., Term
            Loan....................... Ba2       BB-          03/31/12              3,545,938
                                                                                --------------
                                                                                    11,382,496
                                                                                --------------
            BROADCASTING--TELEVISION  0.5%
   7,500    Gray Communications
            Systems, Inc., Term Loan... Ba2       B+           06/30/11              7,579,688
                                                                                --------------

            BUILDINGS & REAL ESTATE  4.1%
   8,000    AIMCO Properties, LP, Term
            Loan (i)................... NR        NR           05/30/08              8,075,000
   7,897    CB Richard Ellis Services,
            Inc., Term Loan (i)........ B1        B+           03/31/10              7,948,747
   4,910    Central Parking Corp., Term
            Loan....................... Ba3       BB-          03/31/10              4,974,355
   6,068    Corrections Corp. of
            America, Term Loan......... Ba3       BB-          03/31/08              6,164,977
   5,206    Crescent Real Estate
            Equities Co., Term Loan.... NR        NR           01/12/06              5,260,959
   4,695    General Growth, LLC, Term
            Loan....................... Ba1       NR           04/16/06              4,724,561
   1,584    GEO Group, Inc., Term
            Loan....................... Ba3       BB-          07/09/09              1,601,306
   6,000    Landsource Communities
            Development, LLC, Term
            Loan....................... NR        NR           03/31/10              6,093,750
  10,820    Ventas, Inc., Term Loan.... NR        NR           04/17/07             10,873,694
   2,676    Ventas, Inc., Revolving
            Credit Agreement........... NR        NR           04/17/05              2,642,414
   5,000    WFP Tower Co., LP, Term
            Loan (i)................... NR        NR           03/31/06              5,007,815
                                                                                --------------
                                                                                    63,367,578
                                                                                --------------

 12                                            See Notes to Financial Statements

VAN KAMPEN SENIOR INCOME TRUST

PORTFOLIO OF INVESTMENTS -- JULY 31, 2004 continued

                                          BANK LOAN
PRINCIPAL                                  RATINGS+
AMOUNT                                  --------------
(000)       BORROWER                    MOODY'S   S&P      STATED MATURITY*         VALUE
----------------------------------------------------------------------------------------------
            BUSINESS EQUIPMENT  0.9%
 $ 4,900    Katun Corp., Term Loan..... NR        B+           06/30/09         $    4,896,937
   4,200    Verifone, Inc., Term
            Loan....................... B1        B+     06/30/11 to 12/31/11        4,278,375
   5,520    Vertafore, Inc., Term
            Loan....................... NR        NR     03/30/08 to 03/30/10        5,568,300
                                                                                --------------
                                                                                    14,743,612
                                                                                --------------
            CHEMICALS, PLASTICS & RUBBER  9.0%
   6,500    Brenntag AG, Term Loan
            (i)........................ B1        BB-          02/27/12              6,607,659
   7,553    Celanase AG, Term Loan
            (i)........................ B1        B+     04/06/11 to 12/08/11        7,732,759
   7,137    CP Kelco ApS, Term Loan.... B3        B      09/30/06 to 09/30/08        7,178,398
   1,496    Hercules, Inc., Term
            Loan....................... Ba1       BB           10/08/10              1,507,472
  20,565    Huntsman Corp., Term Loan.. B2        B            03/31/07             20,676,748
  22,500    Huntsman ICI Chemicals,
            LLC, Term Loan............. B1        B            12/31/10             22,868,438
  11,047    ISP Chemco, Inc., Term
            Loan....................... Ba2       BB+          03/27/11             11,157,786
  15,500    KOSA B.V., Term Loan....... Ba3       BB           04/29/11             15,742,188
   7,798    Krayton Polymers, LLC.,
            Term Loan.................. B1        BB-          12/23/10              7,929,216
  26,095    Nalco Co., Term Loan....... B1        BB-    11/04/09 to 11/04/10       26,516,076
   1,489    Nutrasweet Acquisition
            Corp., Term Loan........... NR        NR     06/30/06 to 05/25/09        1,485,346
   9,156    Rhodia Inc., Term Loan..... NR        NR           06/27/06              9,047,361
   1,975    Unifrax Corp., Term Loan... B1        B+           05/19/10              2,005,610
                                                                                --------------
                                                                                   140,455,057
                                                                                --------------
            CONSTRUCTION MATERIAL  2.6%
  10,474    Builders FirstSource, Inc.,
            Term Loan (i).............. NR        NR           02/25/10             10,565,395
   1,980    Building Materials Holding
            Corp., Term Loan (i)....... Ba2       BB-          08/21/10              1,987,425
   5,486    Compression Polymers Corp.,
            Term Loan.................. B1        B            03/12/10              5,517,110
   4,750    Interline Brands, Inc.,
            Term Loan.................. B2        B+           11/30/09              4,782,656
   2,000    Itron, Inc., Term Loan..... Ba3       BB-          06/28/11              2,020,000
   1,898    National Waterworks, Inc.,
            Term Loan.................. B1        BB-          11/22/09              1,925,242
     993    Sensus Metering Systems,
            Inc., Term Loan............ B2        B+           12/17/10              1,004,706
   2,985    St. Mary's Cement, Inc.,
            Term Loan.................. B1        BB-          12/04/09              3,026,044
   9,304    Werner Holding Co., Inc.,
            Term Loan.................. B1        B            06/11/09              9,065,747
                                                                                --------------
                                                                                    39,894,325
                                                                                --------------

See Notes to Financial Statements                                             13

VAN KAMPEN SENIOR INCOME TRUST

PORTFOLIO OF INVESTMENTS -- JULY 31, 2004 continued

                                          BANK LOAN
PRINCIPAL                                  RATINGS+
AMOUNT                                  --------------
(000)       BORROWER                    MOODY'S   S&P      STATED MATURITY*         VALUE
----------------------------------------------------------------------------------------------
            CONTAINERS, PACKAGING & GLASS  9.0%
 $ 3,600    BWAY Corp., Term Loan (i).. B1        B+           06/30/11         $    3,661,877
   9,669    Crown Cork & Seal Co.,
            Inc., Term Loan............ Ba3       BB           02/26/08              9,824,359
  21,314    Dr. Pepper/Seven Up
            Bottling Group, Inc., Term
            Loan....................... B1        NR           12/19/10             21,567,233
  17,532    Graphic Packaging
            International Corp., Term
            Loan....................... B1        B+     08/08/09 to 08/09/10       17,809,445
     222    Graphic Packaging
            International Corp.,
            Revolving Credit
            Agreement.................. B1        B+           08/08/09                214,062
   4,276    Impress Metal Packaging
            Holding B.V., Term Loan.... NR        B+           12/31/06              4,286,593
   2,214    Jefferson Smurfit Corp.,
            Revolving Credit
            Agreement.................. NR        NR           03/31/05              2,197,488
  43,310    Owens-Illinois, Inc., Term
            Loan....................... B2        BB-    04/01/07 to 04/01/08       43,803,264
   5,356    Packaging Dynamics, Term
            Loan....................... NR        NR     09/29/08 to 09/29/09        5,367,391
   2,963    Ranpak Corp., Term Loan.... NR        NR           03/15/10              2,966,203
     689    Smurfit-Stone Container
            Corp., Term Loan........... NR        NR           06/30/09                696,847
   1,043    Smurfit-Stone Container
            Corp., Revolving Credit
            Agreement.................. NR        NR           12/31/05              1,033,001
   7,481    Solo Cup, Inc., Term
            Loan....................... B1        B+           02/27/11              7,577,885
   5,242    Stone Container Corp., Term
            Loan....................... NR        NR           06/30/09              5,287,882
   1,841    Tekni-Plex, Inc., Term
            Loan....................... B1        B+           06/21/08              1,854,870
   5,086    Tekni-Plex, Inc., Revolving
            Credit Agreement........... B1        B+           06/21/06              5,009,301
   5,985    U.S. Can Corp., Term Loan.. B2        B            01/10/10              6,056,072
                                                                                --------------
                                                                                   139,213,773
                                                                                --------------
            DIVERSIFIED MANUFACTURING  1.3%
     990    Amsted Industries, Inc.,
            Term Loan (i).............. B1        BB-          10/15/10              1,013,512
   3,305    Chart Industries, Inc, Term
            Loan....................... NR        NR           09/15/09              3,298,842

 14                                            See Notes to Financial Statements

VAN KAMPEN SENIOR INCOME TRUST

PORTFOLIO OF INVESTMENTS -- JULY 31, 2004 continued

                                          BANK LOAN
PRINCIPAL                                  RATINGS+
AMOUNT                                  --------------
(000)       BORROWER                    MOODY'S   S&P      STATED MATURITY*         VALUE
----------------------------------------------------------------------------------------------
            DIVERSIFIED MANUFACTURING (CONTINUED)
 $ 2,891    Juno Lighting, Inc., Term
            Loan....................... B1        B+           11/21/10         $    2,934,273
  12,284    Mueller Group, Inc., Term
            Loan....................... B2        B+           04/23/11             12,411,093
                                                                                --------------
                                                                                    19,657,720
                                                                                --------------
            ECOLOGICAL  5.4%
  62,506    Allied Waste North America,
            Inc., Term Loan (i)........ Ba2       BB           01/15/10             63,436,954
   7,609    Duratek, Inc., Term Loan... B1        BB-          12/16/09              7,608,696
   3,022    Environmental Systems
            Products Holdings, Term
            Loan....................... B2        NR     12/12/08 to 12/12/10        3,077,355
   3,499    Great Lakes Dredge & Dock
            Corp., Term Loan........... B2        B-           12/22/10              3,498,673
   2,978    IESI Corp., Term Loan...... B1        B+           09/30/10              3,030,538
   3,591    Waste Services, Inc., Term
            Loan....................... B1        B+           03/31/11              3,617,933
                                                                                --------------
                                                                                    84,270,149
                                                                                --------------
            EDUCATION & CHILD CARE  0.3%
   4,190    Educate Operating Co., LLC,
            Term Loan.................. B1        B+           03/31/11              4,239,250
     656    TEC Worldwide, Inc., Term
            Loan....................... NR        NR           02/28/05                655,078
                                                                                --------------
                                                                                     4,894,328
                                                                                --------------
            ELECTRONICS  5.1%
   1,985    AMI Semiconductor, Inc.,
            Term Loan.................. B1        BB-          09/26/08              2,007,331
   8,872    Audio Visual Services
            Corp., Term Loan........... NR        NR           03/04/06              9,359,848
   4,178    Automata, Inc., Term Loan
            (a) (c) (g) (j)............ NR        NR     02/28/03 to 02/28/04                0
   6,940    Knowles Electronics, Inc.,
            Term Loan.................. B3        NR           06/29/07              6,993,956
   4,620    Memec Group Ltd., Term
            Loan....................... Ba3       B      06/15/09 to 06/15/10        4,619,850
  17,182    Rayovac Corp., Term Loan... B1        B+           09/30/09             17,411,171
  11,760    Seagate Technologies, Inc.,
            Term Loan.................. Ba1       BB+          05/13/07             11,954,040
  17,415    Semiconductor Components
            Industries, LLC, Term
            Loan....................... B3        B            08/04/09             17,593,099

See Notes to Financial Statements                                             15

VAN KAMPEN SENIOR INCOME TRUST

PORTFOLIO OF INVESTMENTS -- JULY 31, 2004 continued

                                          BANK LOAN
PRINCIPAL                                  RATINGS+
AMOUNT                                  --------------
(000)       BORROWER                    MOODY'S   S&P      STATED MATURITY*         VALUE
----------------------------------------------------------------------------------------------
            ELECTRONICS (CONTINUED)
 $ 5,400    UGS Corp., Term Loan....... B1        B+           05/27/11         $    5,459,065
   3,533    Viasystems, Inc., Term
            Loan....................... NR        NR           09/30/08              3,570,963
                                                                                --------------
                                                                                    78,969,323
                                                                                --------------
            ENTERTAINMENT & LEISURE  11.3%
   2,487    24 Hour Fitness, Inc., Term
            Loan....................... B1        B            07/01/09              2,518,594
   4,215    Bell Sports, Inc., Term
            Loan....................... Ba3       NR           12/31/05              4,008,934
   5,993    Detroit Red Wings, Inc.,
            Term Loan.................. NR        NR           08/30/06              6,008,162
   4,597    Festival Fun Parks, LLC,
            Term Loan.................. NR        NR     06/30/07 to 12/31/07        4,577,890
   3,034    GT Brands Holdings, Term
            Loan....................... NR        NR           09/30/07              3,034,091
   5,910    Kerasotes Theatres, Inc.,
            Term Loan.................. NR        NR           12/31/08              5,976,488
  60,000    Metro-Goldwyn-Mayer, Inc.,
            Term Loan.................. NR        NR           04/30/11             60,360,000
   8,958    Mets II, LLC, Term Loan.... NR        NR           10/31/06              9,025,521
   4,000    New Jersey Basketball, LLC,
            Term Loan.................. NR        NR           10/16/04              4,005,000
   4,592    Playcore Wisconsin, Inc.,
            Term Loan.................. NR        NR           07/01/07              4,583,985
   4,738    Pure Fishing, Term Loan.... B1        BB-          09/30/10              4,815,120
  26,114    Regal Cinemas, Inc., Term
            Loan....................... NR        BB-          11/10/10             26,457,069
   2,359    Riddell Sports Group, Inc.,
            Term Loan.................. NR        NR           06/30/08              2,361,588
   8,786    Six Flags Theme Parks,
            Inc., Term Loan............ Ba3       B+           06/30/09              8,895,853
     124    Six Flags Theme Parks,
            Inc., Revolving Credit
            Agreement.................. Ba3       B+           06/30/08                119,930
   9,227    True Temper, Inc., Term
            Loan....................... B1        B+           03/15/11              9,342,211
  12,469    Warner Music Group, Term
            Loan....................... B1        B+           02/28/11             12,664,684
   4,571    Worldwide Sports &
            Recreation, Inc., Term
            Loan....................... NR        NR           12/31/06              4,597,758

 16                                            See Notes to Financial Statements

VAN KAMPEN SENIOR INCOME TRUST

PORTFOLIO OF INVESTMENTS -- JULY 31, 2004 continued

                                          BANK LOAN
PRINCIPAL                                  RATINGS+
AMOUNT                                  --------------
(000)       BORROWER                    MOODY'S   S&P      STATED MATURITY*         VALUE
----------------------------------------------------------------------------------------------
            ENTERTAINMENT & LEISURE (CONTINUED)
 $ 2,057    YankeeNets, LLC, Term
            Loan....................... NR        NR           06/25/07         $    2,082,857
     943    Yankees Holdings, LP, Term
            Loan....................... NR        NR           06/25/07                954,643
                                                                                --------------
                                                                                   176,390,378
                                                                                --------------
            FARMING & AGRICULTURE  0.9%
   3,000    Ames True Temper, Inc.,
            Term Loan.................. B2        B            07/02/11              3,049,374
   2,228    Central Garden & Pet Co.,
            Term Loan.................. Ba2       BB+          05/15/09              2,246,991
   3,990    The Scotts Co., Term Loan.. Ba1       BB           09/30/10              4,020,994
   4,888    United Industries Corp.,
            Term Loan.................. B1        B+           04/29/11              4,970,231
                                                                                --------------
                                                                                    14,287,590
                                                                                --------------
            FINANCE  2.2%
   3,359    DCS Business Services,
            Inc., Term Loan............ NR        NR     12/31/08 to 12/31/09        3,367,147
   4,392    Outsourcing Solutions, Term
            Loan....................... NR        NR           12/09/08              4,370,316
       7    Outsourcing Solutions,
            Revolving Credit
            Agreement.................. NR        NR           12/09/08                  6,941
   7,047    Rent-A-Center, Inc., Term
            Loan....................... Ba2       BB+          06/30/10              7,139,471
   8,157    Risk Management Assurance
            Co., Term Loan............. NR        NR           12/21/06              8,203,744
  10,800    Transfirst Holdings, Inc.,
            Term Loan.................. NR        NR     03/31/10 to 03/31/11       10,864,500
                                                                                --------------
                                                                                    33,952,119
                                                                                --------------
            GROCERY  0.7%
   7,604    Fleming Cos., Inc., Term
            Loan (c)................... NR        NR           06/18/08              7,575,323
   3,117    Fleming Cos., Inc.,
            Revolving Credit Agreement
            (c)........................ NR        NR           06/18/07              3,098,946
                                                                                --------------
                                                                                    10,674,269
                                                                                --------------
            HEALTHCARE  5.6%
   6,849    Ameripath, Inc., Term
            Loan....................... B2        B+           03/27/10              6,900,255
   8,608    AMN Healthcare Services,
            Inc., Term Loan............ Ba2       BB-          10/02/08              8,661,742
  35,607    Community Health Systems,
            Inc., Term Loan............ Ba3       BB-    07/16/10 to 01/16/11       35,745,607
   1,485    Concentra Operating Corp.,
            Term Loan.................. B1        B+           06/30/09              1,506,347

See Notes to Financial Statements                                             17

VAN KAMPEN SENIOR INCOME TRUST

PORTFOLIO OF INVESTMENTS -- JULY 31, 2004 continued

                                          BANK LOAN
PRINCIPAL                                  RATINGS+
AMOUNT                                  --------------
(000)       BORROWER                    MOODY'S   S&P      STATED MATURITY*         VALUE
----------------------------------------------------------------------------------------------
            HEALTHCARE (CONTINUED)
 $ 6,219    FHC Health Systems, Inc.,
            Term Loan.................. B2        B            10/31/06         $    6,278,277
   6,028    Genesis Healthcare Corp.,
            Term Loan.................. Ba3       BB-          12/01/10              6,110,814
   7,363    InteliStaf Group, Inc.,
            Term Loan.................. NR        NR     10/31/05 to 10/31/07        7,307,925
   2,400    Medcath Holdings Corp.,
            Term Loan.................. B2        B+           06/30/11              2,435,251
   3,491    Multiplan, Inc., Term
            Loan....................... NR        B+           03/04/09              3,526,163
   3,000    Sterigenics International,
            Inc., Term Loan............ B2        B+           06/14/11              3,037,500
   4,945    Triad Hospitals, Inc., Term
            Loan....................... Ba2       BB           09/30/08              5,036,240
                                                                                --------------
                                                                                    86,546,121
                                                                                --------------
            HEALTHCARE & BEAUTY  2.0%
   6,284    American Safety Razor Co.,
            Term Loan.................. B2        B            04/29/11              6,358,875
   3,281    Jafra Cosmetics
            International, Inc., Term
            Loan....................... B1        B+           05/20/08              3,279,199
     474    Mary Kay, Inc., Term Loan.. Ba2       BB           10/03/07                478,781
  19,970    Prestige Brands Holdings,
            Inc., Term Loan............ B1        B      04/06/11 to 10/06/11       20,261,994
                                                                                --------------
                                                                                    30,378,849
                                                                                --------------
            HOME & OFFICE FURNISHINGS, HOUSEWARES & DURABLE CONSUMER
            PRODUCTS  2.3%
   6,223    Formica Corp., Term Loan... NR        NR           06/10/10              6,315,918
   2,400    Holmes Group, Inc., Term
            Loan....................... B1        B            11/08/10              2,424,000
   2,843    Hunter Fan Co., Term Loan.. NR        NR           04/30/10              2,890,467
   1,422    Imperial Home Decor Group,
            Inc., Term Loan (a) (d).... NR        NR           04/04/06                 35,557
   7,009    National Bedding Co., Term
            Loan....................... Ba3       BB-          08/31/08              7,092,551
  16,058    Sealy Mattress Co., Term
            Loan....................... B2        B+           04/06/12             16,322,319
                                                                                --------------
                                                                                    35,080,812
                                                                                --------------

 18                                            See Notes to Financial Statements

VAN KAMPEN SENIOR INCOME TRUST

PORTFOLIO OF INVESTMENTS -- JULY 31, 2004 continued

                                          BANK LOAN
PRINCIPAL                                  RATINGS+
AMOUNT                                  --------------
(000)       BORROWER                    MOODY'S   S&P      STATED MATURITY*         VALUE
----------------------------------------------------------------------------------------------
            HOTELS, MOTELS, INNS & GAMING  12.0%
 $37,993    Aladdin Gaming, LLC, Term
            Loan (a) (l)............... NR        NR     02/25/05 to 02/26/08   $   38,183,066
  12,100    Alliance Gaming Corp., Term
            Loan (i)................... Ba3       BB-          09/04/09             12,258,812
   2,618    Ameristar Casinos, Inc.,
            Term Loan.................. Ba3       BB-          12/20/06              2,653,028
   5,000    Boyd Gaming Corp., Term
            Loan (i)................... Ba2       BB           06/30/11              5,066,405
  43,488    CNL Hospitality Partners,
            LP, Term Loan.............. NR        NR           01/03/05             43,487,620
   2,963    Global Cash Access, LLC,
            Term Loan.................. B2        B+           03/10/10              3,012,492
   5,275    Greektown Casino, LLC, Term
            Loan....................... NR        NR           12/31/05              5,294,797
   1,990    Green Valley Ranch Gaming,
            LLC, Term Loan............. B1        B+           12/24/10              2,014,875
   2,482    Isle of Capri Casinos,
            Inc., Term Loan............ Ba2       BB-          04/26/08              2,513,087
  10,315    Mandalay Resort Group, Term
            Loan....................... NR        NR           06/30/08             10,327,589
   5,641    Marina District Finance
            Co., Term Loan............. B2        B+           12/15/07              5,700,232
   3,595    Penn National Gaming, Inc.,
            Term Loan.................. Ba3       BB-          09/01/07              3,654,738
   7,200    Ruffin Gaming, LLC, Term
            Loan....................... NR        NR           07/14/07              7,209,000
  16,941    Scientific Games Corp.,
            Term Loan.................. Ba3       BB-          12/31/09             17,181,124
   4,436    United Auburn Indian
            Community, Term Loan....... Ba3       BB           01/24/09              4,458,475
  22,720    Wyndham International,
            Inc., Term Loan............ NR        NR     04/01/06 to 06/30/06       22,642,114
   1,339    Wyndham International,
            Inc., Revolving Credit
            Agreement.................. NR        NR           04/01/06              1,320,753
                                                                                --------------
                                                                                   186,978,207
                                                                                --------------
            INSURANCE  2.3%
  10,000    Alea Group Holdings, Term
            Loan....................... NR        BBB-         03/31/07             10,025,000
   4,988    Bristol West Holdings,
            Inc., Term Loan............ Ba1       BB+          02/18/11              5,012,437
  12,000    Conseco, Inc., Term Loan... B3        BB-          06/22/10             12,183,756
   3,022    Hilb, Rogal & Hamilton Co.,
            Term Loan.................. Ba3       BB-          06/30/07              3,063,215

See Notes to Financial Statements                                             19

VAN KAMPEN SENIOR INCOME TRUST

PORTFOLIO OF INVESTMENTS -- JULY 31, 2004 continued

                                          BANK LOAN
PRINCIPAL                                  RATINGS+
AMOUNT                                  --------------
(000)       BORROWER                    MOODY'S   S&P      STATED MATURITY*         VALUE
----------------------------------------------------------------------------------------------
            INSURANCE (CONTINUED)
 $ 4,148    Universal American
            Financial Corp., Term
            Loan....................... NR        BBB-         03/31/09         $    4,157,869
   1,980    USI Holdings Corp., Term
            Loan....................... B1        BB-          08/11/08              2,002,275
                                                                                --------------
                                                                                    36,444,552
                                                                                --------------
            MACHINERY  1.2%
   3,756    Alliance Laundry Holdings,
            LLC, Term Loan............. B1        B            08/02/07              3,770,562
   4,581    Ashtead Group, PLC, Term
            Loan....................... NR        NR           06/01/07              4,511,962
   2,596    Douglas Dynamics, LLC, Term
            Loan....................... NR        B+           03/31/10              2,628,619
   1,414    Flowserve Corp., Term
            Loan....................... Ba3       BB-          06/30/09              1,434,690
   1,245    Goodman Global Holdings,
            Inc., Term Loan............ NR        NR           11/21/09              1,262,897
   2,494    United Rentals (North
            America), Inc., Term
            Loan....................... Ba3       BB           02/14/11              2,541,131
   2,094    Weigh-Tronix, LLC, Term
            Loan....................... NR        NR           09/30/05              2,015,744
                                                                                --------------
                                                                                    18,165,605
                                                                                --------------
            MEDICAL PRODUCTS & SERVICES  7.7%
   3,000    Advanced Medical Optics,
            Inc., Term Loan (i)........ B1        BB-          06/25/09              3,047,814
   6,525    Alliance Imaging, Inc.,
            Term Loan (i).............. B1        B+           06/10/08              6,498,927
   2,850    Colgate Medical, Ltd., Term
            Loan....................... Ba2       BB-          12/30/08              2,881,173
  10,910    CONMED Corp., Term Loan.... Ba3       BB-          12/15/09             11,060,036
   6,928    Dade Behring, Inc., Term
            Loan....................... Ba3       BB           10/03/08              7,018,947
  34,225    DaVita, Inc., Term Loan.... Ba2       BB     03/31/07 to 03/31/09       34,617,160
  13,672    Fisher Scientific
            International, Inc., Term
            Loan....................... Ba3       BBB          03/31/10             13,748,633
  14,618    Fresenius Medical Care
            Holding, Inc., Term Loan... Ba1       BB+          02/21/10             14,762,825
  10,094    Insight Health, Term
            Loan....................... B1        B+           10/17/08             10,156,626
   6,212    Kinetics Concepts, Inc.,
            Term Loan.................. Ba3       BB-          08/11/10              6,301,805
     572    Rotech Healthcare, Inc.,
            Term Loan.................. Ba2       BB           03/31/08                579,348

 20                                            See Notes to Financial Statements

VAN KAMPEN SENIOR INCOME TRUST

PORTFOLIO OF INVESTMENTS -- JULY 31, 2004 continued

                                          BANK LOAN
PRINCIPAL                                  RATINGS+
AMOUNT                                  --------------
(000)       BORROWER                    MOODY'S   S&P      STATED MATURITY*         VALUE
----------------------------------------------------------------------------------------------
            MEDICAL PRODUCTS & SERVICES (CONTINUED)
 $ 5,731    Symmetry Medical, Inc.,
            Term Loan.................. NR        NR     06/30/08 to 06/30/09   $    5,732,232
   3,204    VWR International, Inc.,
            Term Loan.................. B1        BB-          04/07/11              3,268,141
                                                                                --------------
                                                                                   119,673,667
                                                                                --------------
            MINING, STEEL, IRON & NON-PRECIOUS METALS  0.7%
   3,353    CII Carbon, LLC, Term
            Loan....................... NR        NR           06/25/08              3,227,056
   4,427    Fairmount Minerals, Ltd.,
            Term Loan.................. NR        NR           04/07/10              4,449,009
   2,469    Techs Industries, Inc.,
            Term Loan.................. NR        NR           01/14/10              2,474,922
                                                                                --------------
                                                                                    10,150,987
                                                                                --------------
            NATURAL RESOURCES  3.3%
   4,959    El Paso Corp., Revolving
            Credit Agreement........... B3        NR           06/30/05              4,936,104
   7,024    La Grange Acquisition, LP,
            Term Loan.................. NR        NR           01/18/08              7,135,949
   6,600    LYONDELL-CITGO Refining,
            LP, Term Loan.............. NR        NR           05/21/07              6,732,000
  15,000    Ocean Rig ASA--(Norway),
            Term Loan.................. B3        CCC          06/01/08             14,100,000
   6,938    Peabody Energy Corp., Term
            Loan....................... Ba1       BB+          03/21/10              7,022,639
   7,500    Transwestern Pipeline Co.,
            Term Loan.................. B1        BB           04/30/09              7,567,185
   3,199    U.S. Synthetic Corp., Term
            Loan....................... NR        NR           05/31/05              3,055,142
                                                                                --------------
                                                                                    50,549,019
                                                                                --------------
            NON-DURABLE CONSUMER PRODUCTS  1.8%
   2,058    Aero Products
            International, Inc., Term
            Loan....................... NR        NR           12/19/08              1,950,401
   5,000    Amscan Holdings, Inc., Term
            Loan (i)................... B1        B+           04/30/12              5,081,250
   3,721    Boyds Collection, Ltd.,
            Term Loan.................. B1        B            04/21/05              3,646,199
   6,000    Church & Dwight Co., Inc.,
            Term Loan.................. Ba2       BB           05/30/11              6,082,500
   7,755    General Binding Corp., Term
            Loan....................... B2        B+           01/15/08              7,774,387
   4,097    JohnsonDiversey, Inc., Term
            Loan....................... Ba3       BB-          11/03/09              4,167,390
                                                                                --------------
                                                                                    28,702,127
                                                                                --------------

See Notes to Financial Statements                                             21

VAN KAMPEN SENIOR INCOME TRUST

PORTFOLIO OF INVESTMENTS -- JULY 31, 2004 continued

                                          BANK LOAN
PRINCIPAL                                  RATINGS+
AMOUNT                                  --------------
(000)       BORROWER                    MOODY'S   S&P      STATED MATURITY*         VALUE
----------------------------------------------------------------------------------------------
            PERSONAL & MISCELLANEOUS SERVICES  1.5%
 $ 2,326    Alderwoods Group, Inc.,
            Term Loan (i).............. B1        BB-          09/29/08         $    2,363,651
   8,795    Coinmach Laundry Corp.,
            Term Loan.................. B1        B+           07/25/09              8,893,841
   3,000    Coinstar, Inc., Term
            Loan....................... Ba3       BB-          07/07/11              3,052,500
   2,869    Encompass Service Corp.,
            Term Loan (a) (c) (j)...... Caa1      NR           05/10/07                200,839
   4,489    Global Imaging Systems,
            Inc., Term Loan............ Ba3       BB-          05/10/10              4,539,248
   2,300    InfoUSA, Inc., Term Loan... Ba3       BB           03/25/09              2,328,750
   1,081    Iron Mountain, Inc., Term
            Loan....................... B1        BB-          04/02/11              1,090,203
     969    Stewart Enterprises, Inc.,
            Term Loan.................. Ba3       BB           01/31/06                976,372
                                                                                --------------
                                                                                    23,445,404
                                                                                --------------
            PHARMACEUTICALS  0.8%
  11,742    MedPointe, Inc., Term
            Loan....................... B1        B      09/30/07 to 09/30/08       11,781,650
                                                                                --------------

            PRINTING & PUBLISHING  13.5%
   4,752    21st Century Newspapers,
            Term Loan.................. NR        NR           08/27/08              4,751,923
  10,500    Adams Outdoor Advertising,
            LP, Term Loan (i).......... B1        B+     10/15/11 to 04/15/12       10,637,659
     431    Advanstar Communications,
            Inc., Term Loan (i)........ B2        B            10/11/07                433,453
   7,215    American Media Operations,
            Inc., Term Loan (i)........ Ba3       B+           04/01/07              7,329,041
   7,463    American Reprographics Co.,
            Term Loan (i).............. B1        BB-          06/18/09              7,574,437
   1,485    CanWest Media, Inc., Term
            Loan (i)................... Ba3       B+           08/15/09              1,505,957
  10,000    Cygnus Business Media,
            Inc., Term Loan............ B3        B            07/13/09              9,975,000
   1,652    Daily News, LP, Term Loan.. NR        NR           03/19/08              1,660,336
   4,852    Day International Group,
            Inc., Term Loan............ B1        B            09/16/09              4,891,670
   8,650    Dex Media East, LLC, Term
            Loan....................... Ba2       BB-    11/08/08 to 05/08/09        8,771,890
  40,376    Dex Media West, LLC, Term
            Loan....................... Ba2       BB-    09/09/09 to 03/09/10       41,069,316
   9,978    F&W Publications, Inc.,
            Term Loan.................. NR        NR           12/31/09             10,084,396

 22                                            See Notes to Financial Statements

VAN KAMPEN SENIOR INCOME TRUST

PORTFOLIO OF INVESTMENTS -- JULY 31, 2004 continued

                                          BANK LOAN
PRINCIPAL                                  RATINGS+
AMOUNT                                  --------------
(000)       BORROWER                    MOODY'S   S&P      STATED MATURITY*         VALUE
----------------------------------------------------------------------------------------------
            PRINTING & PUBLISHING (CONTINUED)
 $ 7,500    Freedom Communications,
            Term Loan.................. Ba3       BB           05/18/12         $    7,623,045
   7,363    Haights Cross
            Communications, LLC, Term
            Loan....................... B3        B-           08/20/08              7,564,969
   4,050    Herald Media, Inc., Term
            Loan....................... NR        NR     07/31/11 to 01/31/12        4,102,125
   7,751    Journal Register Co., Term
            Loan....................... Ba1       BB+          09/29/06              7,748,307
   5,867    Lamar Media Corp., Term
            Loan....................... Ba2       BB-          06/30/10              5,935,600
   3,112    Liberty Group Operating,
            Inc., Term Loan............ B1        B            03/31/07              3,139,705
   2,488    MediaNews Group, Inc., Term
            Loan....................... NR        NR           12/30/10              2,522,740
   7,000    Morris Publishing Group,
            LLC, Term Loan............. Ba1       BB           03/31/11              7,089,691
   4,800    Network Communications,
            Inc., Term Loan............ NR        NR           06/30/11              4,854,000
   7,808    Primedia, Inc., Term
            Loan....................... B3        B      06/30/08 to 06/30/09        7,496,183
   5,874    R.H. Donnelley, Inc., Term
            Loan....................... Ba3       BB     12/31/08 to 06/30/10        5,949,977
  10,983    TransWestern Publishing
            Co., LLC, Term Loan........ B1        BB-          02/25/11             11,130,083
   3,600    Vutek, Inc., Term Loan..... B1        NR           06/25/10              3,633,750
  16,500    Xerox Corp., Term Loan..... NR        BB-          09/30/08             16,601,409
   5,936    Ziff-Davis Media, Inc.,
            Term Loan.................. B3        CCC          03/31/07              5,885,101
                                                                                --------------
                                                                                   209,961,763
                                                                                --------------
            RETAIL--OIL & GAS  1.6%
   1,236    Barjan Products, LLC, Term
            Loan....................... NR        NR           04/30/07              1,006,197
     888    Barjan Products, LLC,
            Revolving Credit
            Agreement.................. NR        NR           04/30/07                887,627
   7,500    Getty Petroleum Marketing,
            Inc., Term Loan............ B1        B+           05/19/10              7,626,563
  14,826    The Pantry, Inc., Term
            Loan....................... B1        B+           03/12/11             15,048,478
                                                                                --------------
                                                                                    24,568,865
                                                                                --------------
            RETAIL--SPECIALTY  1.4%
   3,177    DRL Acquisition, Inc., Term
            Loan....................... NR        NR           04/30/09              3,168,933
   1,984    Home Interiors & Gifts,
            Inc., Term Loan............ B2        B            03/31/11              1,919,264

See Notes to Financial Statements                                             23

VAN KAMPEN SENIOR INCOME TRUST

PORTFOLIO OF INVESTMENTS -- JULY 31, 2004 continued

                                          BANK LOAN
PRINCIPAL                                  RATINGS+
AMOUNT                                  --------------
(000)       BORROWER                    MOODY'S   S&P      STATED MATURITY*         VALUE
----------------------------------------------------------------------------------------------
            RETAIL--SPECIALTY (CONTINUED)
 $ 5,604    Jostens, Inc., Term Loan... Ba3       B+           07/29/10         $    5,687,889
  11,272    Nebraska Book Co., Inc.,
            Term Loan.................. B2        B            03/04/11             11,405,602
                                                                                --------------
                                                                                    22,181,688
                                                                                --------------
            RETAIL--STORES  4.5%
   2,448    Advance Stores Co., Inc.,
            Term Loan (i).............. Ba2       BB     11/30/06 to 11/30/07        2,481,556
   1,523    Alimentation Couche-Tard,
            Inc., Term Loan (i)........ Ba2       BB           12/17/10              1,543,900
   6,219    CSK Auto, Inc., Term
            Loan....................... Ba3       B+           06/19/09              6,306,204
   2,438    Murray's Discount Auto
            Stores, Inc., Term Loan.... NR        NR           08/08/09              2,440,547
  56,450    Rite Aid Corp., Term
            Loan....................... Ba3       BB           04/30/08             57,734,238
                                                                                --------------
                                                                                    70,506,445
                                                                                --------------
            TELECOMMUNICATIONS--LOCAL EXCHANGE CARRIERS  2.0%
   8,980    Cincinnati Bell, Inc., Term
            Loan....................... B1        B+           06/30/08              9,087,265
   3,000    Fairpoint Communications,
            Inc., Term Loan............ B1        BB-          03/31/07              3,011,250
   4,987    McLeod USA, Inc., Term
            Loan....................... Caa3      NR           05/30/08              2,468,766
   1,719    Orius Corp., LLC, Term
            Loan....................... NR        NR     01/23/09 to 01/23/10          501,419
   1,127    Orius Corp., LLC, Revolving
            Credit Agreement........... NR        NR           01/23/05                873,119
  14,581    Qwest Corp., Term Loan..... Ba3       BB-          06/30/07             15,150,528
   7,500    WCI Capital Corp., Term
            Loan (a) (c)............... NR        NR           09/30/07                 18,750
   1,747    WCI Capital Corp.,
            Revolving Credit Agreement
            (a) (c).................... NR        NR           12/31/04                 61,153
                                                                                --------------
                                                                                    31,172,250
                                                                                --------------
            TELECOMMUNICATIONS--LONG DISTANCE  0.7%
   3,000    360networks Holdings, Inc.,
            Term Loan.................. NR        NR           11/12/07              2,940,000
  20,807    Pacific Crossing, Ltd.,
            Term Loan (a) (c).......... NR        NR           07/28/06              1,378,492
   6,691    Williams Communications,
            LLC, Term Loan............. NR        NR           09/08/06              6,682,636
                                                                                --------------
                                                                                    11,001,128
                                                                                --------------
            TELECOMMUNICATIONS--WIRELESS  6.3%
   2,400    American Tower, LP, Term
            Loan (i)................... B1        B            08/31/11              2,438,251
   2,400    Cellular South, Inc., Term
            Loan....................... NR        NR           05/04/11              2,434,500

 24                                            See Notes to Financial Statements

VAN KAMPEN SENIOR INCOME TRUST

PORTFOLIO OF INVESTMENTS -- JULY 31, 2004 continued

                                          BANK LOAN
PRINCIPAL                                  RATINGS+
AMOUNT                                  --------------
(000)       BORROWER                    MOODY'S   S&P      STATED MATURITY*         VALUE
----------------------------------------------------------------------------------------------
            TELECOMMUNICATIONS--WIRELESS (CONTINUED)
 $12,968    Centennial Cellular, Inc.,
            Term Loan.................. B2        B-           02/09/11         $   13,047,393
   3,970    Crown Castle International
            Corp., Term Loan........... B1        B-           09/30/10              3,986,817
   8,936    Dobson Cellular Systems,
            Inc., Term Loan............ B1        B-           03/31/10              8,965,551
   8,690    Microcell Solutions, Inc.,
            Term Loan.................. B3        B-           03/17/11              8,737,074
  31,153    Nextel Finance Co., Term
            Loan....................... Ba1       BBB          12/15/10             31,401,857
  10,200    Nextel Partners, Inc., Term
            Loan....................... B1        B+           05/31/11             10,377,225
   3,695    Spectrasite Communications,
            Inc., Term Loan............ B1        B+           06/30/07              3,734,885
     905    Syniverse Holding, LLC.,
            Term Loan.................. Ba3       B+           12/31/06                918,427
  12,000    Western Wireless Corp.,
            Term Loan.................. B2        B-           05/31/11             12,186,432
                                                                                --------------
                                                                                    98,228,412
                                                                                --------------
            TEXTILES & LEATHER  0.0%
   1,995    Malden Mills Industries,
            Inc., Term Loan (a)........ NR        NR           10/01/08                 15,985
                                                                                --------------

            TRANSPORTATION--CARGO  1.1%
   7,579    American Commercial Lines,
            LLC, Term Loan (c)......... Caa1      NR     06/30/06 to 06/30/07        7,366,666
     972    Horizon Lines, LLC,
            Revolving Credit
            Agreement.................. B2        B+           07/07/09                940,410
   5,382    Pacer International, Inc.,
            Term Loan.................. B1        BB-          06/10/10              5,459,724
   1,489    Quality Distribution, Inc.,
            Term Loan.................. B2        B+           11/13/09              1,481,306
   2,400    Transport Industries, LP,
            Term Loan.................. B2        B+           06/13/10              2,404,500
                                                                                --------------
                                                                                    17,652,606
                                                                                --------------
            TRANSPORTATION--PERSONAL  2.0%
  22,533    Laidlaw Investments Ltd.,
            Term Loan.................. Ba3       BB+          06/19/09             22,969,990
     911    Neoplan USA Corp.,
            Revolving Credit Agreement
            (d)........................ NR        NR           06/30/06                911,250
   7,740    Transcore Holdings, Inc.,
            Term Loan.................. NR        NR           01/05/08              7,836,685
                                                                                --------------
                                                                                    31,717,925
                                                                                --------------

See Notes to Financial Statements                                             25

VAN KAMPEN SENIOR INCOME TRUST

PORTFOLIO OF INVESTMENTS -- JULY 31, 2004 continued

                                          BANK LOAN
PRINCIPAL                                  RATINGS+
AMOUNT                                  --------------
(000)       BORROWER                    MOODY'S   S&P      STATED MATURITY*         VALUE
----------------------------------------------------------------------------------------------
            TRANSPORTATION--RAIL MANUFACTURING  0.2%
 $ 3,000    Helm, Inc., Term Loan...... NR        NR           07/02/10         $    3,038,124
                                                                                --------------

            UTILITIES  4.0%
   6,800    AES Corp., Term Loan (i)... Ba3       B+           04/30/08              6,897,145
  22,444    Allegheny Energy, Inc.,
            Term Loan (i).............. B1        B      03/08/11 to 06/08/11       22,847,462
   2,547    CenterPoint Energy, Inc.,
            Revolving Credit
            Agreement.................. Ba1       BBB-         10/07/06              2,541,530
   4,190    Midwest Generation, LLC,
            Term Loan.................. Ba3       B+           04/27/11              4,249,724
  20,071    Mission Energy Holdings
            Co., Term Loan............. Caa2      CCC          12/11/06             20,171,133
   4,764    Pike Electric, Inc., Term
            Loan....................... NR        NR           07/01/12              4,853,324
                                                                                --------------
                                                                                    61,560,318
                                                                                --------------

TOTAL VARIABLE RATE** SENIOR LOAN INTERESTS  168.2%..........................    2,614,636,657
                                                                                --------------


NOTES  1.5%
Alderwoods Group, Inc. ($2,120,200 par, 12.25% coupon, maturing 01/02/09)....        2,350,772
American Home Patient, Inc. ($5,430,689 par, 6.79% to 8.57% coupon, maturing
  7/1/09)....................................................................        4,190,683
Barjan Products, LLC ($1,122,526 par, 5.00% coupon, maturing 04/30/07) (k)...                0
Commonwealth Brands, Inc. ($1,500,000 par, 8.74% coupon, maturing 04/15/08)
  (h)........................................................................        1,567,500
Dade Behring, Inc. ($5,034,823 par, 11.91% coupon, maturing 10/03/10)........        5,613,827
Pioneer Cos., Inc. ($1,624,077 par, 5.09% coupon, maturing 12/31/06) (h).....        1,542,873
Satelites Mexicanos ($7,385,000 par, 5.84% coupon, maturing 06/30/04), 144A
  Private Placement (b) (g) (h)..............................................        6,388,025
US Unwired, Inc. ($1,200,000 par, 5.79% coupon, maturing 06/15/10) (h).......        1,215,000
                                                                                --------------

TOTAL NOTES..................................................................       22,868,680
                                                                                --------------

EQUITIES  2.4%
Barjan Products, Inc. (2,201,571 preferred shares, Acquired 06/21/04, Cost
  $3,104,488) (e) (f)........................................................                0
Dade Behring Holdings, Inc. (166,320 common shares) (e)......................        8,264,441
Environmental Systems Products Holdings, Inc. (3,275 common shares, Acquired
  06/22/04, Cost $0) (e) (f).................................................               33
Gentek, Inc. (183,978 common shares) (e).....................................        8,095,032
Gentek, Inc. (Warrants for 271 common shares) (e)............................                0
Holmes Group, Inc. (Warrants for 1,851 common shares, Acquired 05/24/04, Cost
  $0) (f)....................................................................            5,183
IDT Corp. (22,898 common shares) (e).........................................          360,644

 26                                            See Notes to Financial Statements

VAN KAMPEN SENIOR INCOME TRUST

PORTFOLIO OF INVESTMENTS -- JULY 31, 2004 continued

DESCRIPTION                                                                         VALUE
----------------------------------------------------------------------------------------------
EQUITIES (CONTINUED)
Imperial Home Decor Group, Inc. (512,023 common shares, Acquired 04/26/01,
  Cost $522,263) (d) (e) (f).................................................   $            0
Malden Mills Industries (263,436 common shares, Acquired 10/29/03, Cost $0)
  (e) (f)....................................................................                0
Malden Mills Industries (860,902 preferred shares, Acquired 10/29/03, Cost
  $0) (e) (f)................................................................                0
NeighborCare, Inc. (512,640 common shares) (e)...............................       13,144,090
Neoplan USA Corp. (2,262 preferred shares, Acquired 09/04/03, Cost
  $1,074,522) (d) (e) (f)....................................................        1,072,775
Neoplan USA Corp. (8,517 common shares, Acquired 09/04/03, Cost $85) (d) (e)
  (f)........................................................................               85
Orius Corp. (315,080 common shares, Acquired 02/03/03, Cost $0) (e) (f)......                0
Outsourcing Solutions (74,835 common shares, Acquired 01/30/04, Cost
  $3,399,503) (e) (f)........................................................        2,619,225
Railworks Corp. (186 preferred shares, Acquired 02/10/03, Cost $2,135,664)
  (e) (f)....................................................................                0
Railworks Corp. (Warrants for 3,282 common shares, Acquired 02/10/03, Cost
  $0) (e) (f)................................................................                0
Rotech Medical Corp. (48,485 common shares, Acquired 06/12/02, Cost $193,940)
  (e) (f)....................................................................                0
Safelite Glass Corp. (421,447 common shares, Acquired 10/20/00, Cost
  $1,714,995) (e) (f)........................................................        3,991,103
Safelite Realty (28,448 common shares, Acquired 10/06/00, Cost $0) (f).......                0
Targus Group International (Warrants for 28,689 common shares, Acquired
  01/30/04, Cost $0) (e) (f).................................................            1,147
                                                                                --------------

TOTAL EQUITIES  2.4%.........................................................       37,553,758
                                                                                --------------

TOTAL LONG-TERM INVESTMENTS  172.1%
  (Cost $2,683,027,599)......................................................    2,675,059,095
                                                                                --------------

SHORT-TERM INVESTMENTS  4.4%
REPURCHASE AGREEMENT  3.0%
State Street Bank & Trust Corp. ($47,200,000 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of 1.25%,
  dated 07/30/04, to be sold on 08/02/04 at $47,203,278) (i).................       47,200,000
                                                                                --------------

See Notes to Financial Statements                                             27

VAN KAMPEN SENIOR INCOME TRUST

PORTFOLIO OF INVESTMENTS -- JULY 31, 2004 continued

DESCRIPTION                                                                         VALUE
----------------------------------------------------------------------------------------------
TIME DEPOSIT  1.4%
State Street Bank & Trust Corp. ($21,730,406 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of 0.75%,
  dated 07/30/04, to be sold on 08/02/04 at $21,731,311) (i).................   $   21,730,406
                                                                                --------------

TOTAL SHORT-TERM INVESTMENTS  4.4%
  (Cost $68,930,406).........................................................       68,930,406
                                                                                --------------

TOTAL INVESTMENTS  176.5%
  (Cost $2,751,958,005)......................................................    2,743,989,501

BORROWINGS  (29.0)%..........................................................     (450,000,000)
PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS) (45.0)%...................     (700,130,072)
LIABILITIES IN EXCESS OF OTHER ASSETS  (2.5)%................................      (39,750,662)
                                                                                --------------

NET ASSETS  100.0%...........................................................   $1,554,108,767
                                                                                ==============

NR--Not rated

+ Bank Loans rated below Baa by Moody's Investor Service, Inc. or BBB by Standard & Poor's Group are considered to be below investment grade. (Bank loan ratings are unaudited.)

    Industry percentages are calculated as a percentage of net assets.

(a) This Senior Loan interest is non-income producing.

(b) 144A Securities are those which are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally transactions with qualified institutional buyers.

(c) This borrower has filed for protection in federal bankruptcy court.

(d) Affiliated company. See Notes to Financial Statements.

(e) Non-income producing security as this stock or warrant currently does not declare dividends.

(f) Restricted Security. Securities were acquired through the restructuring of senior loans. These securities are restricted as they are not allowed to be deposited via the Depository Trust Company. If at a later point in time, the company wishes to register, the issuer will bear the costs associated with registration. The aggregate value of restricted securities represents 0.49% of the net assets of the Trust.

(g) The borrower is in the process of restructuring or amending the terms of this loan.

(h) Variable rate security. Interest rate shown is that in effect at July 31, 2004.

(i) A portion of this security is designated in connection with unfunded commitments.

(j) This borrower is currently in liquidation.

 28                                            See Notes to Financial Statements

VAN KAMPEN SENIOR INCOME TRUST

PORTFOLIO OF INVESTMENTS -- JULY 31, 2004 continued

(k) Payment-in-kind security.

(1) Subsequent to July 31, 2004, this borrower has emerged from bankruptcy.

* Senior Loans in the Trust's portfolio generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans in the Trust's portfolio may occur. As a result, the actual remaining maturity of Senior Loans held in the Trust's portfolio may be substantially less than the stated maturities shown. Although the Trust is unable to accurately estimate the actual remaining maturity of individual Senior Loans, the Trust estimates that the actual average maturity of the Senior Loans held in its portfolio will be approximately 18-24 months.

** Senior Loans in which the Trust invests generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate ("LIBOR"), (ii) the prime rate offered by one or more major United States banks and (iii) the certificate of deposit rate. Senior Loans are generally considered to be restricted in that the Trust ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.

See Notes to Financial Statements                                             29

VAN KAMPEN SENIOR INCOME TRUST

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
July 31, 2004

ASSETS:
Total Investments (Cost $2,751,958,005).....................  $2,743,989,501
Cash........................................................               6
Receivables:
  Interest and Fees.........................................       9,467,250
  Investments Sold..........................................       5,216,213
Other.......................................................         163,729
                                                              --------------
    Total Assets............................................   2,758,836,699
                                                              --------------
LIABILITIES:
Payables:
  Borrowings................................................     450,000,000
  Investments Purchased.....................................      50,429,602
  Investment Advisory Fee...................................       1,930,136
  Administrative Fee........................................         454,150
  Distributor and Other Affiliates..........................         304,588
  Income Distributions--Common Shares.......................          94,426
Accrued Expenses............................................         530,818
Accrued Interest Expense....................................         494,407
Trustees' Deferred Compensation and Retirement Plans........         359,733
                                                              --------------
    Total Liabilities.......................................     504,597,860
Preferred Shares (including accrued distributions)..........     700,130,072
                                                              --------------
NET ASSETS APPLICABLE TO COMMON SHARES......................  $1,554,108,767
                                                              ==============
NET ASSET VALUE PER COMMON SHARE ($1,554,108,767 divided by
  180,010,000 shares outstanding)...........................  $         8.63
                                                              ==============
NET ASSETS CONSIST OF:
Common Shares ($.01 par value with an unlimited number of
  shares authorized, 180,010,000 shares issued and
  outstanding)..............................................  $    1,800,100
Paid in Surplus.............................................   1,788,750,056
Accumulated Undistributed Net Investment Income.............         538,614
Net Unrealized Depreciation.................................      (7,968,504)
Accumulated Net Realized Loss...............................    (229,011,499)
                                                              --------------
NET ASSETS APPLICABLE TO COMMON SHARES......................  $1,554,108,767
                                                              ==============
PREFERRED SHARES
($.01 par value, authorized 28,000 shares, 28,000 issued
  with liquidation preference of $25,000 per share).........  $  700,000,000
                                                              ==============
NET ASSETS INCLUDING PREFERRED SHARES.......................  $2,254,108,767
                                                              ==============

 30                                            See Notes to Financial Statements

VAN KAMPEN SENIOR INCOME TRUST

FINANCIAL STATEMENTS continued

Statement of Operations
For the Year Ended July 31, 2004

INVESTMENT INCOME:
Interest ($29,987 received as interest income from
  affiliates)...............................................  $105,424,904
Dividends...................................................        95,820
Other.......................................................     5,145,059
                                                              ------------
    Total Income............................................   110,665,783
                                                              ------------
EXPENSES:
Investment Advisory Fee.....................................    19,020,872
Administrative Fee..........................................     4,475,499
Credit Line.................................................     1,951,307
Legal.......................................................       959,561
Preferred Share Maintenance.................................       830,950
Custody.....................................................       587,917
Trustees' Fees and Related Expenses.........................       104,879
Other.......................................................     1,147,580
                                                              ------------
    Total Operating Expenses................................    29,078,565
                                                              ------------
    Interest Expense........................................     4,718,735
                                                              ------------
NET INVESTMENT INCOME.......................................  $ 76,868,483
                                                              ============
REALIZED AND UNREALIZED GAIN/LOSS:
Net Realized Gain ($57,947 from affiliates).................  $ 21,290,086
                                                              ------------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   (87,962,378)
  End of the Period.........................................    (7,968,504)
                                                              ------------
Net Unrealized Appreciation During the Period...............    79,993,874
                                                              ------------
NET REALIZED AND UNREALIZED GAIN............................  $101,283,960
                                                              ============
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS.....................  $ (3,970,944)
                                                              ============
NET INCREASE IN NET ASSETS APPLICABLE TO COMMON SHARES FROM
  OPERATIONS................................................  $174,181,499
                                                              ============

See Notes to Financial Statements                                             31

VAN KAMPEN SENIOR INCOME TRUST

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets

                                                             FOR THE           FOR THE
                                                            YEAR ENDED        YEAR ENDED
                                                          JULY 31, 2004     JULY 31, 2003
                                                          --------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income...................................  $   76,868,483    $   83,693,834
Net Realized Gain/Loss..................................      21,290,086       (33,874,642)
Net Unrealized Appreciation During the Period...........      79,993,874        58,694,953
Distributions to Preferred Shareholders:
  Net Investment Income.................................      (3,970,944)              -0-
                                                          --------------    --------------
Change in Net Assets Applicable to Common Shares from
  Operations............................................     174,181,499       108,514,145

Distributions to Common Shareholders:
  Net Investment Income.................................     (71,823,861)      (79,888,289)
                                                          --------------    --------------

NET CHANGE IN NET ASSETS APPLICABLE TO COMMON SHARES
  FROM INVESTMENT ACTIVITIES............................     102,357,638        28,625,856

FROM CAPITAL TRANSACTIONS:
Offering Costs on Preferred Shares......................      (6,835,194)              -0-
                                                          --------------    --------------
TOTAL INCREASE IN NET ASSETS APPLICABLE TO COMMON
  SHARES................................................      95,522,444        28,625,856
NET ASSETS APPLICABLE TO COMMON SHARES:
Beginning of the Period.................................   1,458,586,323     1,429,960,467
                                                          --------------    --------------
End of the Period (Including accumulated undistributed
  net investment income of $538,614 and $1,189,293,
  respectively).........................................  $1,554,108,767    $1,458,586,323
                                                          ==============    ==============

 32                                            See Notes to Financial Statements

VAN KAMPEN SENIOR INCOME TRUST

FINANCIAL STATEMENTS continued

Statement of Cash Flows
For the Year Ended July 31, 2004

CHANGE IN NET ASSETS FROM OPERATIONS (EXCLUDING PREFERRED
  SHARE DISTRIBUTIONS)......................................  $   178,152,443
                                                              ---------------
Adjustments to Reconcile the Change in Net Assets from
  Operations to Net Cash Used for Operating Activities:
  Increase in Investments at Value..........................     (825,273,371)
  Increase in Interest and Fees Receivables.................       (2,238,002)
  Decrease in Receivable for Investments Sold...............       18,197,560
  Decrease in Other Assets..................................           15,319
  Increase in Investment Advisory Fee Payable...............          586,757
  Increase in Administrative Fee Payable....................          138,061
  Increase in Distributor and Affiliates Payable............          230,192
  Decrease in Payable for Investments Purchased.............      (36,503,470)
  Decrease in Accrued Expenses..............................          (13,578)
  Increase in Trustees' Deferred Compensation and Retirement
    Plans...................................................           44,313
  Change in Accrued Interest Expense........................          137,645
                                                              ---------------
    Total Adjustments.......................................     (844,678,574)
                                                              ---------------
NET CASH USED FOR OPERATING ACTIVITIES......................     (666,526,131)
                                                              ---------------
CASH FLOWS FROM FINANCING ACTIVITIES:
Issuance of Preferred Shares................................      700,000,000
Change in Offering Costs on Preferred Shares................       (6,835,194)
Change in Bank Borrowings...................................       49,000,000
Change in Intra-day Credit Line with Custodian Bank.........          (68,362)
Cash Distributions Paid.....................................      (75,570,307)
                                                              ---------------
    Net Cash Provided by Financing Activities...............      666,526,137
                                                              ---------------
NET INCREASE IN CASH........................................                6
Cash at Beginning of the Period.............................              -0-
                                                              ---------------
CASH AT THE END OF THE PERIOD...............................  $             6
                                                              ===============
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Cash paid during the year for Interest......................  $     4,581,090
                                                              ===============

See Notes to Financial Statements                                             33

VAN KAMPEN SENIOR INCOME TRUST

FINANCIAL HIGHLIGHTS

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE TRUST OUTSTANDING THROUGHOUT THE PERIODS INDICATED.


                                                              -------------------
                                                                2004       2003
                                                              -------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD (a)................  $   8.10   $   7.94
                                                              --------   --------
 Net Investment Income......................................       .42        .46
 Net Realized and Unrealized Gain/Loss......................       .57        .14
 Common Share Equivalent of Distributions Paid to Preferred
   Shareholders:
   Net Investment Income....................................      (.02)       -0-
                                                              --------   --------
Total from Investment Operations............................       .97        .60
                                                              --------   --------
Distributions To Common Shareholders:
 Net Investment Income......................................      (.40)      (.44)
 Net Realized Gain..........................................       -0-        -0-
Dilutive impact from the offering of Money Market Cumulative
 Preferred Shares...........................................      (.04)       -0-
                                                              --------   --------
NET ASSET VALUE, END OF THE PERIOD..........................  $   8.63   $   8.10
                                                              ========   ========

Common Share Market Price at End of the Period..............  $   8.84   $   7.84
Total Return* (b)...........................................    18.13%     25.06%
Net Assets Applicable to Common Shares at End of the Period
 (In millions)..............................................  $1,554.1   $1,458.6
Ratios to Average Net Assets applicable to Common Shares
 excluding Borrowings:
 Operating Expense* (f).....................................     1.91%      1.59%
 Interest Expense (f).......................................      .31%       .62%
 Gross Expense* (f).........................................     2.22%      2.21%
 Net Investment Income* (f).................................     5.06%      5.98%
 Net Investment Income* (g).................................     4.80%        N/A
Portfolio Turnover (c)......................................       84%        78%

SUPPLEMENTAL RATIOS:
Ratios to Average Net Assets including Preferred Shares and
 Borrowings:
 Operating Expense* (f).....................................     1.30%      1.19%
 Interest Expense (f).......................................      .21%       .46%
 Gross Expense* (f).........................................     1.51%      1.65%
 Net Investment Income* (f).................................     3.44%      4.47%
 Net Investment Income* (g).................................     3.26%        N/A

SENIOR INDEBTEDNESS:
 Total Preferred Shares Outstanding.........................    28,000        N/A
 Asset Coverage Per Preferred Share (h).....................  $ 80,509        N/A
 Involuntary Liquidating Preference Per Preferred Share.....  $ 25,000        N/A
 Average Market Value Per Preferred Share...................  $ 25,000        N/A
 Total Borrowing Outstanding (In thousands).................  $450,000   $401,000
 Asset Coverage Per $1,000 Unit of Senior Indebtedness
   (d)......................................................     6,009      4,637

* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the Ratio of Operating Expenses to Average Net Assets, Ratio of Gross Expenses to Average Net Assets and the Ratio of Net Investment Income to Average Net Assets would have been 1.21%, 1.49% and 6.90% for the period ended July 31, 1998.

** Non-Annualized

(a)Net asset value on June 24, 1998 of $10.00 is adjusted for common share offering costs of $.013.

(b)Total return based on common share market price assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust's dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated.

(c)Calculation includes the proceeds from principal repayments and sales of variable rate senior loan interests.

(d)Calculated by subtracting the Trust's total liabilities (not including the Borrowings) from the Trust's total assets and dividing by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

VAN KAMPEN SENIOR INCOME TRUST

FINANCIAL HIGHLIGHTS continued

                                                 JUNE 24, 1998
                                                 (COMMENCEMENT
YEAR ENDED JULY 31,                              OF INVESTMENT
----------------------------------------------   OPERATIONS) TO
     2002 (E)     2001       2000       1999     JULY 31, 1998
---------------------------------------------------------------
     $   8.51   $   9.65   $  10.08   $  10.07      $   9.99
     --------   --------   --------   --------      --------
          .49        .79        .81        .77           .07
        (.55)      (1.10)      (.42)       -0-           .01
          -0-        -0-        -0-        -0-           -0-
     --------   --------   --------   --------      --------
        (.06)       (.31)       .39        .77           .08
     --------   --------   --------   --------      --------
        (.51)       (.83)      (.81)      (.76)          -0-
          -0-        -0-       (.01)       -0-           -0-
          -0-        -0-        -0-        -0-           -0-
     --------   --------   --------   --------      --------
     $   7.94   $   8.51   $   9.65   $  10.08      $  10.07
     ========   ========   ========   ========      ========

     $   6.67   $   7.79   $   8.75   $ 9.5625      $10.0625
       -8.05%     -1.42%       .61%      2.98%          .63%**
     $1,430.0   $1,532.7   $1,736.5   $1,815.1      $1,812.1
        1.48%      1.63%      1.75%      1.66%         1.18%
         .53%      2.15%      2.49%      2.37%          .28%
        2.01%      3.78%      4.24%      4.03%         1.46%
        6.02%      8.90%      8.19%      7.72%         6.94%
          N/A        N/A        N/A        N/A           N/A
          65%        55%        57%        28%            3%**

        1.22%      1.20%      1.24%      1.18%           N/A
         .44%      1.58%      1.77%      1.67%           N/A
        1.66%      2.78%      3.01%      2.85%           N/A
        4.95%      6.55%      5.83%      5.46%           N/A
          N/A        N/A        N/A        N/A           N/A

          N/A        N/A        N/A        N/A           N/A
          N/A        N/A        N/A        N/A           N/A
          N/A        N/A        N/A        N/A           N/A
          N/A        N/A        N/A        N/A           N/A
     $370,159   $375,000   $700,000   $800,000      $400,000
        4,863      5,087      3,481      3,269         5,530

(e)As required, effective August 1, 2001, the Trust has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on fixed income securities. The effect of this change for the year ended July 31, 2002 was to decrease the ratio of net investment income to average net asset applicable to common shares by .01%. Net investment income per share and net realized and unrealized gains and losses per share were unaffected by the adjustments. Per share, ratios and supplemental data for the periods prior to July 31, 2002 have not been restated to reflect this change in presentation.

(f)Ratios do not reflect the effect of distributions to preferred shareholders.

(g)Ratios reflect the effect of distributions to preferred shareholders.

(h)Calculated by subtracting the Trust's total liabilities (not including the preferred shares) from the Trust's total assets and dividing this by the number of preferred shares outstanding.

N/A=Not Applicable.

See Notes to Financial Statements                                             35

VAN KAMPEN SENIOR INCOME TRUST

NOTES TO FINANCIAL STATEMENTS -- JULY 31, 2004

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Senior Income Trust (the "Trust") is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended. The Trust's investment objective is to provide a high level of current income, consistent with preservation of capital. The Trust seeks to achieve its objective by investing primarily in a portfolio of interests in floating or variable rate senior loans to corporations, partnerships and other entities which operate in a variety of industries and geographical regions. The Trust borrows money for investment purposes which will create the opportunity for enhanced return, but also should be considered a speculative technique and may increase the Trust's volatility. The Trust commenced investment operations on June 24, 1998. Effective November 30, 2003, the Trust's investment adviser, Van Kampen Investment Advisory Corp. merged into its affiliate, Van Kampen Asset Management.

    The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION The Trust's Senior Loans are valued by the Trust following valuation guidelines established and periodically reviewed by the Trust's Board of Trustees. Under the valuation guidelines, Senior Loans for which reliable market quotes are readily available are valued at the mean of such bid and ask quotes. Where reliable market quotes are not readily available, Senior Loans are valued, where possible, using independent market indicators provided by independent pricing sources approved by the Board of Trustees. Other Senior Loans are valued by independent pricing sources approved by the Board of Trustees based upon pricing models developed, maintained and operated by those pricing sources or valued by Van Kampen Asset Management (the "Adviser") by considering a number of factors including consideration of market indicators, transactions in instruments which the Adviser believes may be comparable (including comparable credit quality, interest rate, interest rate redetermination period and maturity), the credit worthiness of the Borrower, the current interest rate, the period until next interest rate redetermination and the maturity of such Senior Loan. Consideration of comparable instruments may include commercial paper, negotiable certificates of deposit and short-term variable rate securities which have adjustment periods comparable to the Senior Loans in the Trust's portfolio. The fair value of Senior Loans are reviewed and approved by the Trust's Valuation Committee and the Board of Trustees.

    Equity securities are valued on the basis of prices furnished by pricing services or as determined in good faith by the Adviser under the direction of the Board of Trustees.

    Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Short-term loan participations are valued at cost in the absence of any indication of impairment.

    The Trust may invest in repurchase agreements, which are short-term investments in which the Trust acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. Repurchase agreements are fully collateralized by

VAN KAMPEN SENIOR INCOME TRUST

NOTES TO FINANCIAL STATEMENTS -- JULY 31, 2004 continued

the underlying debt security. The Trust will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Trust.

B. SECURITY TRANSACTIONS Investment transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. Legal expenditures that are expected to result in the restructuring of or a plan of reorganization for an investment are recorded as realized losses.

C. INVESTMENT INCOME Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Facility fees received are treated as market discounts. Market premiums are amortized and discounts are accreted over the stated life of each applicable senior loan, note, or other fixed income security. Other income is comprised primarily of amendment fees which are recorded when received. Amendment fees are earned as compensation for agreeing to changes in loan agreements.

D. FEDERAL INCOME TAXES It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    The Trust intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At July 31, 2004, the Trust had an accumulated capital loss carryforward for tax purposes of $209,217,198, which will expire between July 31, 2009 and July 31, 2012.

    At July 31, 2004, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................  $2,766,702,504
                                                              ==============
Gross tax unrealized appreciation...........................  $   52,984,198
Gross tax unrealized depreciation...........................     (75,943,781)
                                                              --------------
Net tax unrealized depreciation on investments..............  $  (22,959,583)
                                                              ==============

E. DISTRIBUTION OF INCOME AND GAINS The Trust intends to declare and pay monthly dividends from net investment income to common shareholders. Net realized gains, if any, are to be distributed at least annually to common shareholders. Distributions from net realized gains for book purposes may include short term capital gains, which are included as ordinary income for tax purposes.

VAN KAMPEN SENIOR INCOME TRUST

NOTES TO FINANCIAL STATEMENTS -- JULY 31, 2004 continued

    The tax character of distributions paid for the years ended July 31, 2004 and 2003 was as follows:

                                                                 2004           2003
Distributions paid from:
  Ordinary income...........................................  $75,570,307    $79,888,289
  Long-term capital gain....................................          -0-            -0-
                                                              -----------    -----------
                                                              $75,570,307    $79,888,289
                                                              ===========    ===========

    Due to inherent differences in the recognition of income, expenses and realized gains/losses under accounting principles generally accepted in the United States of America and federal income tax purposes, permanent differences between book and tax basis reporting have been identified and appropriately reclassified on the Statement of Assets and Liabilities. A permanent difference related to book to tax amortization differences totaling $1,808,397 has been reclassified from accumulated undistributed net investment income to accumulated net realized loss. A permanent book and tax difference related to excise taxes which are not deductible for tax purposes totaling $84,040 has been reclassified to paid in surplus from accumulated undistributed net investment income.

    As of July 31, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................  $1,498,215

    Net realized gains and losses may differ for financial and tax reporting purposes primarily as a result of the deferral of losses resulting from wash sale transactions, other losses that were recognized for book purposes but not tax purposes at the end of the fiscal year and post October losses which are not realized for tax purposes until the first day of the following fiscal year.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Trust's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Trust for an annual fee of .85% of the average daily managed assets. Managed assets are defined as the gross asset value of the Trust minus the sum of accrued liabilities, other than the aggregate amount of borrowings undertaken by the Trust. In addition, the Trust will pay a monthly administrative fee to Van Kampen Investments Inc., the Trust's Administrator, at an annual rate of .20% of the average daily managed assets of the Trust. The administrative services provided by the Administrator include monitoring the provisions of the loan agreements and any agreements with respect to participations and assignments, record keeping responsibilities with respect to interests in Variable Rate Senior Loans in the Trust's portfolio and providing certain services to the holders of the Trust's securities.

    For the year ended July 31, 2004, the Trust recognized expenses of approximately $194,100 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, counsel to the Trust, of which a trustee of the Trust is an affiliated person.

    Under a Legal Services agreement, the Adviser provides legal services to the Trust. The Adviser allocates the cost of such services to each Trust. For the year ended July 31, 2004, the

VAN KAMPEN SENIOR INCOME TRUST

NOTES TO FINANCIAL STATEMENTS -- JULY 31, 2004 continued

Trust recognized expenses of approximately $78,800 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing legal services to the Trust, which are reported as "Legal" expenses in the Statement of Operations.

    Certain officers and trustees of the Trust are also officers and directors of Van Kampen. The Trust does not compensate its officers or trustees who are officers of Van Kampen.

    The Trust provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to deter all or a portion of their compensation to a later date. Benefits under the retirement plan are payable for a ten-year period and are based upon each trustee's years of service to the Trust. The maximum annual benefit per trustee under the plan is $2,500.

    During the period, the Trust owned shares of the following affiliated companies. Affiliated companies are defined by the Investment Company Act of 1940 as those companies in which a fund holds 5% or more of the outstanding voting securities.

                                                            INTEREST/
                                  PAR/        REALIZED      DIVIDEND     MARKET VALUE
NAME                            SHARES *     GAIN/(LOSS)     INCOME        7/31/04          COST
Imperial Home Decor Group,
  Inc., Term Loan.............  1,422,288        -0-            -0-       $   35,557     $1,367,833
Imperial Home Decor Group,
  Inc., Common Stock..........    512,023        -0-            -0-              -0-        522,263
Neoplan USA Corp., Revolving
  Credit Agreement............    911,250        -0-         29,987          911,250        911,250
Neoplan USA Corp., Common
  Stock.......................      8,517        -0-            -0-               85             85
Neoplan USA Corp., Preferred
  Stock C.....................        532        -0-            -0-              532            532
Neoplan USA Corp., Preferred
  Stock D.....................      1,730        -0-            -0-        1,072,243      1,073,989
                                             -----------    ---------
Total.........................                   -0-         29,987
                                             ===========    =========

*   Shares were acquired through the restructuring of Senior loan interests.

                                    SHARES                                  SHARES
                                     AS OF        GROSS        GROSS         AS OF       REALIZED
NAME                               7/31/2003    ADDITIONS    REDUCTIONS    7/31/2004    GAIN/(LOSS)
Imperial Home Decor Realty, Inc.,
  Common Stock...................   512,023         -0-       512,023          -0-        57,947
Neoplan USA Corp., Revolving
  Credit Agreement...............   900,000      11,250           -0-      911,250           -0-

    At July 31, 2004, Van Kampen owned 10,000 common shares of the Trust.

3. INVESTMENT TRANSACTIONS

During the period, the costs of purchases and proceeds from investments sold and repaid, excluding short-term investments, were $2,571,311,474 and $1,890,374,351, respectively.

VAN KAMPEN SENIOR INCOME TRUST

NOTES TO FINANCIAL STATEMENTS -- JULY 31, 2004 continued

4. COMMITMENTS

Pursuant to the terms of certain of the Variable Rate Senior Loan agreements, the Trust had unfunded loan commitments of approximately $133,470,400 as of July 31, 2004. The Trust intends to reserve against such contingent obligations by segregating cash, liquid securities and liquid Senior Loans as a reserve.

5. SENIOR LOAN PARTICIPATION COMMITMENTS

The Trust invests primarily in participations, assignments, or acts as a party to the primary lending syndicate of a Variable Rate Senior Loan interest to United States and foreign corporations, partnerships, and other entities. When the Trust purchases a participation of a Senior Loan interest, the Trust typically enters into a contractual agreement with the lender or other third party selling the participation, but not with the borrower directly. As such, the Trust assumes the credit risk of the borrower, selling participant or other persons interpositioned between the Trust and the borrower.

    At July 31, 2004, the following sets forth the selling participants with respect to interests in Senior Loans purchased by the Trust on a participation basis.

                                                              PRINCIPAL
                                                               AMOUNT      VALUE
SELLING PARTICIPANT                                             (000)      (000)
Bank of America.............................................   $4,436      $4,458
                                                               ------      ------
Total.......................................................   $4,436      $4,458
                                                               ======      ======

6. BORROWINGS

As of April 29, 2004, the shareholders approved amending the Trust's fundamental investment restriction regarding the Trust's use of financial leverage. The Trust is now able to utilize financial leverage to the maximum extent allowable under the Investment Company Act of 1940, as amended. Under the 1940 Act, a fund generally may not (i) borrow money greater than 33 1/3% of the fund's total assets or (ii) issue preferred shares greater than 50% of the fund's total assets. In using a combination of borrowing money and issuing preferred shares, the maximum allowable leverage is somewhere between 33 1/3% and 50% (but in no event more than 50%) of the Fund's total assets based on the relative amounts borrowed or preferred shares issued.

    The Trust had entered into a $700 million revolving credit and security agreement. Annual commitment fees of .13% are charged on the unused portion of the credit line. This revolving credit agreement is secured by the assets of the Trust. For the year ended July 31, 2004, the average daily balance of borrowings under the revolving credit agreement was $408,658,470 with a weighted average interest rate of 1.18%.

7. PREFERRED SHARES ISSUANCE

As of February 20, 2004, the Trust issued 5,600 shares each of Series M, Series T, Series W, Series TH and Series F Auction Preferred Shares ("APS"), $.01 Par Value, $25,000 liquidation Preference, for a total issuance of $700 million. The Trust used the net proceeds of the offering to pay down existing borrowings. Dividends are cumulative and the dividend rates are generally reset every seven days through an auction process. The average rate in effect on

VAN KAMPEN SENIOR INCOME TRUST

NOTES TO FINANCIAL STATEMENTS -- JULY 31, 2004 continued

July 31, 2004 was 1.68%. During the year ended July 31, 2004, the rates ranged from 1.030% to 1.890%.

    The Trust pays annual fees equivalent to .25% of the preferred share liquidation value for the remarketing efforts associated with the preferred auctions. These fees are included as a component of the "Preferred Share Maintenance" expense in the Statement of Operations.

    The APS are redeemable at the option of the Trust in whole or in part at the liquidation value of $25,000 per share plus accumulated and unpaid dividends. The Trust is subject to certain asset coverage tests and the APS are subject to mandatory redemption if the tests are not met.

8. INDEMNIFICATIONS

The Trust enters into contracts that contain a variety of indemnifications. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

VAN KAMPEN SENIOR INCOME TRUST

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Van Kampen Senior Income Trust:

We have audited the accompanying statement of assets and liabilities of Van Kampen Senior Income Trust (the "Trust"), including the portfolio of investments, as of July 31, 2004, the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The Trust's financial highlights for the period ended prior to July 31, 2000 were audited by other auditors whose report, dated September 14, 1999, expressed an unqualified opinion on those financial statements.

    We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2004, by correspondence with the Trust's custodian, brokers, and selling or agent banks; where replies were not received, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Van Kampen Senior Income Trust as of July 31, 2004, the results of its operations, its cash flows, the changes in its net assets and the financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Chicago, Illinois
September 10, 2004

VAN KAMPEN SENIOR INCOME TRUST

DIVIDEND REINVESTMENT PLAN

    The Trust offers a Dividend Reinvestment Plan (the "Plan") pursuant to which Common Shareholders who are participants in the Plan may have all distributions of dividends and capital gains automatically reinvested in Common Shares of the Trust. Common Shareholders who elect not to participate in the Plan will receive all distributions of dividends and capital gains in cash paid by check mailed directly to the Common Shareholder by the Trust's dividend disbursing agent.

HOW THE PLAN WORKS

    State Street Bank and Trust Company, as your Plan Agent, serves as agent for the Common Shareholders in administering the Plan. After the Trust declares a dividend or determines to make a capital gains distribution, the Plan Agent will, as agent for the participants, receive the cash payment and use it to buy Common Shares in the open market, on the New York Stock Exchange or elsewhere, for the participants' accounts. The Trust will not issue any new Common Shares in connection with the Plan. All reinvestments are in full and fractional Common Shares, carried to three decimal places.

    Experience under the Plan may indicate that changes are desirable. Accordingly, the Trust reserves the right to amend or terminate the Plan as applied to any dividend or capital gains distribution paid subsequent to written notice of the change sent to all Common Shareholders of the Trust at least 90 days before the record date for the dividend or distribution. The Plan also may be amended or terminated by the Plan Agent, with the written consent of the Trust, by providing at least 90 days written notice to all Participants in the Plan.

COSTS OF THE PLAN

    The Plan Agent's fees for the handling of the reinvestment of dividends and distributions will be paid by the Trust. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open market purchases in connection with the reinvestment of dividends and distributions. No other charges will be made to participants for reinvesting dividends or capital gains distributions, except for certain brokerage commissions, as described above.

TAX IMPLICATIONS

    You will receive tax information annually for your personal records and to help you prepare your federal income tax return. The automatic reinvestment of dividends and capital gains distributions does not relieve you of any income tax which may be payable on dividends or distributions.

VAN KAMPEN SENIOR INCOME TRUST

DIVIDEND REINVESTMENT PLAN continued

RIGHT TO WITHDRAW

    You may withdraw from the Plan at any time by calling 1-800-341-2929 or by writing State Street Bank and Trust Company. If you withdraw, you will receive, without charge, a share certificate issued in your name for all full Common Shares credited to your account under the Plan, and a cash payment will be made for any fractional Common Share credited to your account under the Plan. You may again elect to participate in the Plan at any time by calling 1-800-341-2929 or writing to the Trust at:

                                2800 Post Oak Blvd.
                              Attn: Closed-End Funds
                                 Houston, TX 77056

VAN KAMPEN SENIOR INCOME TRUST

BOARD OF TRUSTEES AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
ROD DAMMEYER
HOWARD J KERR
RICHARD F. POWERS, III* - Chairman
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN*

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, NY 10020

CUSTODIAN AND TRANSFER AGENT

STATE STREET BANK
AND TRUST COMPANY
c/o EquiServe
P.O. Box 43011
Providence, Rhode Island 02940-3011

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

DELOITTE & TOUCHE LLP
180 North Stetson Avenue
Chicago, Illinois 60601

* "Interested persons" of the Trust, as defined in the Investment Company Act of 1940, as amended.

VAN KAMPEN SENIOR INCOME TRUST

RESULTS OF SHAREHOLDER VOTES

The Annual Meeting of Shareholders of the Trust was held on June 23, 2004, where shareholders voted on the election of trustees.

With regards to the election of the following trustees by the shareholders of the Trust:

                                                                    # OF SHARES
                                                          --------------------------------
                                                           IN FAVOR              WITHHELD
------------------------------------------------------------------------------------------
Richard F. Powers, III..................................  167,914,875            2,695,790
Hugo Sonnenschein.......................................       24,080                  -0-

The other trustees who terms did not expire in 2004 are David C. Arch, Howard J Kerr, Rod Dammeyer and Wayne W. Whalen.

A Special Meeting of Shareholders of the Trust was held on April 29, 2004, where shareholders voted to amend the fundamental investment restriction regarding the Trust's use of financial leverage.

                                                                     # OF SHARES
                                                        -------------------------------------
                                                         IN FAVOR      AGAINST       ABSTAIN
                                                        ----------    ----------    ---------
Amendment of Investment Restriction.................    73,365,075    12,435,342    7,922,190

VAN KAMPEN SENIOR INCOME TRUST

TRUSTEE AND OFFICER INFORMATION

The business and affairs of the Trust are managed under the direction of the Trust's Board of Trustees and the Trust's officers appointed by the Board of Trustees. The tables below list the trustees and executive officers of the Trust and their principal occupations during the last five years, other directorships held by trustees and their affiliations, if any, with Van Kampen Investments Inc. ("Van Kampen Investments"), Van Kampen Asset Management (the "Adviser"), Van Kampen Funds Inc. (the "Distributor"), Van Kampen Advisors Inc., Van Kampen Exchange Corp. and Van Kampen Investor Services Inc. ("Investor Services"). The term "Fund Complex" includes each of the investment companies advised by the Adviser or its affiliates as of the date of this Statement of Additional Information. Trustees serve until reaching their retirement age or until their successors are duly elected and qualified. Officers are annually elected by the trustees.

INDEPENDENT TRUSTEES:

                                                                                    NUMBER OF
                                              TERM OF                                FUNDS IN
                                             OFFICE AND                                FUND
                                POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS            HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE             TRUST       SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
David C. Arch (58)              Trustee      Trustee     Chairman and Chief             85       Trustee/Director/Managing
Blistex Inc.                                 since 1998  Executive Officer of                    General Partner of funds
1800 Swift Drive                                         Blistex Inc., a consumer                in the Fund Complex.
Oak Brook, IL 60523                                      health care products
                                                         manufacturer. Director of
                                                         the Heartland Alliance, a
                                                         nonprofit organization
                                                         serving human needs based
                                                         in Chicago. Director of
                                                         St. Vincent de Paul
                                                         Center, a Chicago based
                                                         day care facility serving
                                                         the children of low
                                                         income families. Board
                                                         member of the Illinois
                                                         Manufacturer's
                                                         Association.


VAN KAMPEN SENIOR INCOME TRUST
TRUSTEE AND OFfiCER INFORMATION continued
                                                                                    NUMBER OF
                                              TERM OF                                FUNDS IN
                                             OFFICE AND                                FUND
                                POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS            HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE             TRUST       SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
Rod Dammeyer (63)               Trustee      Trustee     President of CAC, L.L.C.,      85       Trustee/Director/Managing
CAC, L.L.C.                                  since 1998  a private company                       General Partner of funds
4350 LaJolla Village Drive                               offering capital                        in the Fund Complex.
Suite 980                                                investment and management               Director of Stericycle,
San Diego, CA 92122-6223                                 advisory services. Prior                Inc., TheraSense, Inc.,
                                                         to February 2001, Vice                  GATX Corporation, Vantana
                                                         Chairman and Director of                Medical Systems, Inc. and
                                                         Anixter International,                  Trustee of The Scripps
                                                         Inc. and IMG Global Inc.                Research Institute and
                                                         Prior to July 2000,                     the University of Chicago
                                                         Managing Partner of                     Hospitals and Health
                                                         Equity Group Corporate                  Systems. Prior to January
                                                         Investment (EGI), a                     2004, Director of
                                                         company that makes                      TeleTech Holdings Inc.
                                                         private investments in                  and Arris Group, Inc.
                                                         other companies.                        Prior to May 2002,
                                                                                                 Director of Peregrine
                                                                                                 Systems Inc. Prior to
                                                                                                 February 2001, Vice
                                                                                                 Chairman and Director of
                                                                                                 Anixter International,
                                                                                                 Inc. and IMC Global Inc.
                                                                                                 Prior to July 2000,
                                                                                                 Director of Allied Riser
                                                                                                 Communications Corp.,
                                                                                                 Matria Healthcare Inc.,
                                                                                                 Transmedia Networks,
                                                                                                 Inc., CNA Surety, Corp.
                                                                                                 and Grupo Azcarero Mexico
                                                                                                 (GAM). Prior to April
                                                                                                 1999, Director of Metal
                                                                                                 Management, Inc.


VAN KAMPEN SENIOR INCOME TRUST
TRUSTEE AND OFfiCER INFORMATION continued
                                                                                    NUMBER OF
                                              TERM OF                                FUNDS IN
                                             OFFICE AND                                FUND
                                POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS            HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE             TRUST       SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Howard J Kerr (68)              Trustee      Trustee     Prior to 1998, President       85       Trustee/Director/Managing
736 North Western Avenue                     since 1998  and Chief Executive                     General Partner of funds
P.O. Box 317                                             Officer of Pocklington                  in the Fund Complex.
Lake Forest, IL 60045                                    Corporation, Inc., an                   Director of the Lake
                                                         investment holding                      Forest Bank & Trust.
                                                         company. Director of the
                                                         Marrow Foundation.

Hugo F. Sonnenschein (63)       Trustee      Trustee     President Emeritus and         85       Trustee/Director/Managing
1126 E. 59th Street                          since 1998  Honorary Trustee of the                 General Partner of funds
Chicago, IL 60637                                        University of Chicago and               in the Fund Complex.
                                                         the Adam Smith                          Director of Winston
                                                         Distinguished Service                   Laboratories, Inc.
                                                         Professor in the
                                                         Department of Economics
                                                         at the University of
                                                         Chicago. Prior to July
                                                         2000, President of the
                                                         University of Chicago.
                                                         Trustee of the University
                                                         of Rochester and a member
                                                         of its investment
                                                         committee. Member of the
                                                         National Academy of
                                                         Sciences, the American
                                                         Philosophical Society and
                                                         a fellow of the American
                                                         Academy of Arts and
                                                         Sciences.

VAN KAMPEN SENIOR INCOME TRUST

TRUSTEE AND OFFICER INFORMATION continued

INTERESTED TRUSTEES:*

                                                                                    NUMBER OF
                                              TERM OF                                FUNDS IN
                                             OFFICE AND                                FUND
                                POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS            HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INTERESTED TRUSTEE              TRUST       SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
Richard F. Powers, III* (58)    Trustee      Trustee     Advisory Director of           85       Trustee/Director/Managing
1 Parkview Plaza                             since 1999  Morgan Stanley. Prior to                General Partner of funds
P.O. Box 5555                                            December 2002, Chairman,                in the Fund Complex.
Oakbrook Terrace, IL 60181                               Director, President,
                                                         Chief Executive Officer
                                                         and Managing Director of
                                                         Van Kampen Investments
                                                         and its investment
                                                         advisory, distribution
                                                         and other subsidiaries.
                                                         Prior to December 2002,
                                                         President and Chief
                                                         Executive Officer of
                                                         funds in the Fund
                                                         Complex. Prior to May
                                                         1998, Executive Vice
                                                         President and Director of
                                                         Marketing at Morgan
                                                         Stanley and Director of
                                                         Dean Witter, Discover &
                                                         Co. and Dean Witter
                                                         Realty. Prior to 1996,
                                                         Director of Dean Witter
                                                         Reynolds Inc.

Wayne W. Whalen* (65)           Trustee      Trustee     Partner in the law firm        85       Trustee/Director/Managing
333 West Wacker Drive                        since 1998  of Skadden, Arps, Slate,                General Partner of funds
Chicago, IL 60606                                        Meagher & Flom LLP, legal               in the Fund Complex.
                                                         counsel to funds in the
                                                         Fund Complex.

* Such trustee is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act). Mr. Whalen is an interested person of certain funds in the Fund Complex by reason of his firm currently acting as legal counsel to such funds in the Fund Complex. Messrs. Merin and Powers are interested persons of funds in the Fund Complex and the Adviser by reason of their current or former positions with Morgan Stanley or its affiliates.

VAN KAMPEN SENIOR INCOME TRUST

TRUSTEE AND OFFICER INFORMATION continued

OFFICERS:

                                                   TERM OF
                                                  OFFICE AND
                                 POSITION(S)      LENGTH OF
NAME, AGE AND                     HELD WITH          TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                  TRUST           SERVED    DURING PAST 5 YEARS
Stefanie V. Chang (37)        Vice President      Officer     Executive Director of Morgan Stanley Investment Management.
1221 Avenue of the Americas   and Secretary       since 2003  Vice President of funds in the Fund Complex.
New York, NY 10020

Amy Doberman (42)             Vice President      Officer     Managing Director and General Counsel, U.S. Investment
1221 Avenue of the Americas                       since 2004  Management; Managing Director of Morgan Stanley Investment
New York, NY 10020                                            Management, Inc., Morgan Stanley Investment Advisers Inc.
                                                              and the Adviser. Vice President of the Morgan Stanley
                                                              Institutional and Retail Funds since July 2004 and Vice
                                                              President of funds in the Fund Complex as of August 2004.
                                                              Previously, Managing Director and General Counsel of
                                                              Americas, UBS Global Asset Management from July 2000 to July
                                                              2004 and General Counsel of Aeitus Investment Management,
                                                              Inc from January 1997 to July 2000.

James M. Dykas (38)           Chief Financial     Officer     Executive Director of Van Kampen Asset Management and Morgan
1 Parkview Plaza              Officer and         since 1999  Stanley Investment Management. Chief Financial Officer and
Oakbrook Terrace, IL 60181    Treasurer                       Treasurer of funds in the Fund Complex. Prior to August
                                                              2004, Assistant Treasurer of funds in the Fund Complex.

Joseph J. McAlinden (61)      Executive Vice      Officer     Managing Director and Chief Investment Officer of Morgan
1221 Avenue of the Americas   President and       since 2002  Stanley Investment Advisors Inc., Morgan Stanley Investment
New York, NY 10020            Chief Investment                Management Inc. and Morgan Stanley Investments LP and
                              Officer                         Director of Morgan Stanley Trust for over 5 years. Executive
                                                              Vice President and Chief Investment Officer of funds in the
                                                              Fund Complex. Managing Director and Chief Investment Officer
                                                              of Van Kampen Investments, the Adviser and Van Kampen
                                                              Advisors Inc. since December 2002.

Ronald E. Robison (65)        Executive Vice      Officer     Principal Executive Officer--office of the Funds (since
1221 Avenue of the Americas   President and       since 2003  November 2003). Chief Executive Officer and Chairman of
New York, NY 10020            Principal                       Investor Services. Executive Vice President and Principal
                              Executive                       Executive Officer of funds in the Fund Complex. Managing
                              Officer                         Director of Morgan Stanley. Chief Administrative Officer,
                                                              Managing Director and Director of Morgan Stanley Investment
                                                              Advisors Inc., Morgan Stanley Services Company Inc. and
                                                              Managing Director and Director of Morgan Stanley
                                                              Distributors Inc. Chief Executive Officer and Director of
                                                              Morgan Stanley Trust. Executive Vice President and Principal
                                                              Executive Officer of the Institutional and Retail Morgan
                                                              Stanley Funds; Director of Morgan Stanley SICAV; previously
                                                              Chief Global Operations Officer and Managing Director of
                                                              Morgan Stanley Investment Management Inc.

VAN KAMPEN SENIOR INCOME TRUST
TRUSTEE AND OFfiCER INFORMATION continued
                                                   TERM OF
                                                  OFFICE AND
                                 POSITION(S)      LENGTH OF
NAME, AGE AND                     HELD WITH          TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                  TRUST           SERVED    DURING PAST 5 YEARS

James L. Sullivan (49)        Chief Compliance    Officer     Chief Compliance Officer of funds in the Fund Complex since
1 Parkview Plaza              Officer             since 1998  August 2004. Director and Managing Director of Van Kampen
Oakbrook Terrace, IL 60181                                    Investments, the Adviser, Van Kampen Advisors Inc. and
                                                              certain other subsidiaries of Van Kampen Investments. Prior
                                                              August 2004, Vice President, Chief Financial Officer and
                                                              Treasurer of funds in the Fund Complex and head of Fund
                                                              Accounting for Morgan Stanley Investment Management. Prior
                                                              to December 2002, Executive Director of Van Kampen
                                                              Investments, the Adviser and Van Kampen Advisors Inc.

Howard Tiffen (56)            Vice President      Officer     Managing Director of the Advisers and Van Kampen Advisors
1 Parkview Plaza                                  since 2000  Inc. Vice President of the senior loan funds advised by the
P.O. Box 5555                                                 Adviser. Prior to 1999, senior portfolio manager for Pilgrim
Oakbrook Terrace, IL 60181                                    Investments. Associate of the Chartered Institute of Bankers
                                                              and a member of the Economic Club of Chicago.

VAN KAMPEN

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

    We are required by federal law to provide you with a copy of our Privacy Policy annually.

    The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

    This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

    Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

    We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

    For example:

     -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

     -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

     -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

     -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

     -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser,

                                                             (continued on back)

VAN KAMPEN

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY continued

         your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

B. INFORMATION WE DISCLOSE TO THIRD PARTIES We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

                                                 Van Kampen Funds Inc.
                                                 1 Parkview Plaza, P.O. Box 5555
                                                 Oakbrook Terrace, IL 60181-5555
                                                 www.vankampen.com

                                      (VAN KAMPEN INVESTMENTS LOGO)

                                                 Copyright (C)2004 Van Kampen
                                                 Funds Inc. All rights reserved.
                                                 Member NASD/SIPC.
                                                 VVR ANR 9/04 RN04-01955P-Y07/04

Item 2.  Code of Ethics.

(a) The Trust has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Trust or a third party.

(b)      No information need be disclosed pursuant to this paragraph.

(c) The Trust has amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(d) The Trust has not granted a waiver or an implicit waiver from a provision of its Code of Ethics.

(e)      Not applicable.

(f)
         (1)      The Trust's Code of Ethics is attached hereto as Exhibit 11A.
         (2)      Not applicable.
         (3)      Not applicable.

Item 3.  Audit Committee Financial Expert.

The Trust's Board of Trustees has determined that it has one "audit committee financial expert" serving on its audit committee, "independent" Trustee Rod Dammeyer. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4.  Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g). Based on fees billed for the periods shown:


           2004
                                                            REGISTRANT            COVERED ENTITIES(1)
              AUDIT FEES............................        $72,780               N/A

              NON-AUDIT FEES
                        AUDIT-RELATED FEES..........        $21,500(7)            $230,000(2)
                        TAX FEES....................        $ 2,300(3)            $0(4)
                        ALL OTHER FEES..............        $0                    $0(5)
              TOTAL NON-AUDIT FEES..................        $23,800               $230,000

              TOTAL.................................        $96,580               $230,000


           2003
                                                            REGISTRANT            COVERED ENTITIES(1)
              AUDIT FEES............................        $63,600               N/A

              NON-AUDIT FEES
                        AUDIT-RELATED FEES..........        $0                    $95,000(2)
                        TAX FEES....................        $ 2,200(3)            $0(4)
                        ALL OTHER FEES..............        $0                    $0(6)
              TOTAL NON-AUDIT FEES..................        $ 2,200               $95,000

              TOTAL.................................        $65,800               $95,000


              N/A- Not applicable, as not required by Item 4.

              (1) Covered Entities include the Adviser (excluding sub-advisors)
                  and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

              (2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically attestation services provided in connection with a SAS 70 Report.

              (3) Tax Fees represent tax advice and compliance services provided in connection with the review of the Registrant's tax.

              (4) Tax Fees represent tax advice services provided to Covered
                  Entities, including research and identification of PFIC entities.

              (5) All Other Fees represent attestation services provided in connection with performance presentation standards.

              (6) All Other Fees represent attestation services provided in connection with performance presentation standards, general industry education seminars provided, and a regulatory review project performed.

              (7) Audit-Related Fees represent agreed upon procedures, and letters provided to underwriters related to the offering and issuance of Preferred Shares by the Registrant.

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                              JOINT AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                                VAN KAMPEN FUNDS

                          AS ADOPTED JULY 23, 2003(1)


1.       STATEMENT OF PRINCIPLES

         The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.(2)

         The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("general pre-approval"); or require the specific pre-approval of the Audit Committee ("specific pre-approval"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

         For both types of pre-approval, the Audit Committee will consider whether such services are consistent with the SEC's rules on auditor independence. The Audit Committee will also consider whether the Independent Auditors are best positioned to provide the most effective and efficient services, for reasons such as its familiarity with the Fund's business, people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Fund's ability to manage or control risk or improve audit quality. All such factors will be considered as a whole, and no one factor should necessarily be determinative.

         The Audit Committee is also mindful of the relationship between fees for audit and non-audit services in deciding whether to pre-approve any such services and may determine for each fiscal year, the appropriate ratio between the total amount of fees for Audit, Audit-related and Tax services for the Fund (including any Audit-related or Tax service fees for Covered Entities that were subject to pre-approval), and the total amount of fees for certain permissible non-audit services classified as All Other services for the Fund (including any such services for Covered Entities subject to pre-approval).

         The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months

----------

(1) This Joint Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the "Policy"), adopted as of the date above, supercedes and replaces all prior versions that may have been adopted from time to time.

(2) Terms used in this Policy and not otherwise defined herein shall have the meanings as defined in the Joint Audit Committee Charter.

from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

         The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

         The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors' independence.


2.       DELEGATION

         As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.


3.       AUDIT SERVICES

         The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will monitor the Audit services engagement as necessary, but no less than on a quarterly basis, and will also approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

         In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

         The Audit Committee has pre-approved the following Audit services. All other Audit services not listed below must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated):
    -    Statutory audits or financial audits for the Fund
    - Services associated with SEC registration statements (including new funds), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings (e.g., comfort letters for closed-end fund offerings, consents), and assistance in responding to SEC comment letters
    - Consultations by the Fund's management as to the accounting or disclosure treatment of transactions or events and/or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard setting bodies (Note: Under SEC rules, some consultations may be "audit related" services rather than "audit" services)

4.       AUDIT-RELATED SERVICES

         Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements or, to the extent they are Covered Services, the Covered Entities' financial statements, or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

         The Audit Committee has pre-approved the following Audit-related services. All other Audit-related services not listed below must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated):
    - Attest procedures not required by statute or regulation (including agreed upon procedures related to the Closed-End Fund asset coverage tests required by the rating agencies and/or lenders)
    -    Due diligence services pertaining to potential fund mergers
    - Issuance of SAS-70 reports on internal controls of Morgan Stanley Trust Co. and MSIM Trade Operations
    - Consultations by the Fund's management as to the accounting or disclosure treatment of transactions or events and/or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be "audit" services rather than "audit-related" services)
    - Information systems reviews not performed in connection with the audit (e.g., application data center and technical reviews)
    - General assistance with implementation of the requirements of SEC rules or listing standards promulgated pursuant to the Sarbanes-Oxley Act
    - Audit of record keeping services performed by Morgan Stanley Trust Fund related to the New Jersey State Retirement Plan


5.       TAX SERVICES

         The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services. Hence, the Audit Committee believes it may grant general pre-approval to those Tax services that have historically been provided by the Independent Auditors, that the Audit Committee has reviewed and believes would not impair the independence of the Independent Auditors, and that are consistent with the SEC's rules on auditor independence. The Audit Committee will not permit the retention of the Independent Auditors in connection with a transaction initially recommended by the Independent Auditors, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with Director of Tax or outside counsel to determine that the tax planning and reporting positions are consistent with this policy.

         Pursuant to the preceding paragraph, the Audit Committee has pre-approved the following Tax Services. All Tax services involving large and complex transactions not listed below must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated), including tax services proposed to be provided by the Independent Auditors to any executive officer or trustee/director/managing general partner of the Fund, in his or her individual capacity, where such services are paid for by the Fund (generally applicable only to internally managed investment companies):

    -    U.S. federal, state and local tax planning and advice
    -    U.S. federal, state and local tax compliance
    -    International tax planning and advice
    -    International tax compliance
    - Review of federal, state, local and international income, franchise, and other tax returns
    -    Identification of Passive Foreign Investment Companies
    - Review of closed-end funds pro rata allocation of taxable income and capital gains to common and preferred shares.
    -    Domestic and foreign tax planning, compliance, and advice
    - Assistance with tax audits and appeals before the IRS and similar state, local and foreign agencies
    - Tax advice and assistance regarding statutory, regulatory or administrative developments (e.g., excise tax reviews, evaluation of Fund's tax compliance function)
    - Review the calculations of taxable income from corporate actions including reorganizations related to bankruptcy filings and provide guidance related to the foregoing


6.       ALL OTHER SERVICES

         The Audit Committee believes, based on the SEC's rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

         The Audit Committee has pre-approved the following All Other services. Permissible All Other services not listed below must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated):
    - Risk management advisory services, e.g., assessment and testing of security infrastructure controls

         The following is a list of the SEC's prohibited non-audit services. The SEC's rules and relevant guidance should be consulted to determine the precise definitions of these services and the applicability of exceptions to certain of the prohibitions:
    - Bookkeeping or other services related to the accounting records or financial statements of the audit client
    -    Financial information systems design and implementation
    - Appraisal or valuation services, fairness opinions or contribution-in-kind reports
    -    Actuarial services
    -    Internal audit outsourcing services
    -    Management functions
    -    Human resources
    -    Broker-dealer, investment adviser or investment banking services
    -    Legal services
    -    Expert services unrelated to the audit


7.       PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

         Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services. For each fiscal year, the Audit Committee may determine the appropriate ratio between the total amount of fees for Audit, Audit-related, and Tax services for the Fund (including any Audit-related or Tax services fees for Covered Entities subject to pre-approval), and the total amount of fees for certain permissible non-audit services classified as All Other services for the Fund (including any such services for Covered Entities subject to pre-approval).

8.       PROCEDURES

         All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

         The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial Officer or any member of management.


9.       ADDITIONAL REQUIREMENTS

         The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.


10.      COVERED ENTITIES

         Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:
    -    Van Kampen Investments, Inc.
    -    Van Kampen Investment Advisory Corporation
    -    Van Kampen Asset Management Inc.
    -    Van Kampen Advisors Inc.
    -    Van Kampen Funds Inc.
    -    Van Kampen Trust Company

    -    Van Kampen Investor Services Inc.
    -    Van Kampen Management Inc.
    -    Morgan Stanley Investment Management Inc.
    -    Morgan Stanley Investments LP
    -    Morgan Stanley Trust Company


(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee's pre-approval policies and procedures (attached hereto).

(f)     Not applicable.

(g)    See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors' independence in performing audit services.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  [Reserved.]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

The Trust invests in exclusively non-voting securities and therefore this item is not applicable to the Trust.

Item 8. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 9.  Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 10. Controls and Procedures

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11.  Exhibits.

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b)(1) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.

(b)(2) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Senior Income Trust

By: /s/ Ronald E. Robison
    ---------------------
Name:   Ronald E. Robison
Title: Principal Executive Officer
Date:  September 20, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name:   Ronald E. Robison
Title: Principal Executive Officer
Date:  September 20, 2004

By: /s/ James M. Dykas
    ------------------
Name:   James M. Dykas
Title: Principal Financial Officer
Date:  September 20, 2004